TMK/UNITED FUNDS, INC.

            SEMIANNUAL
            REPORT
            --------------------------------------
            For the six months ended June 30, 1998

-----------------------------------------------------------------
JUNE 30, 1998

Dear Policyholder:

The accompanying report contains the financial statements of the TMK/United Funds, Inc. for the fiscal period ended June 30, 1998. The assets of your Advantage I or Advantage Plus (Variable Life) or Advantage II (Variable Annuity) policy are invested in the investment portfolios of the TMK/United Funds, Inc. according to the allocations you have made among the corresponding investment divisions of United Investors Life's variable accounts.

As the value of your policy will vary in accordance with the investment performance of these underlying portfolios, it is important that you review the information contained in the report. In addition to the financial statements, the report contains a brief discussion of each portfolio's objectives and strategy, and a detailed schedule of the investments held at June 30, 1998.

If your state has approved our fixed account and if the assets of your policy have been allocated to the fixed account, the results of such allocation will be reflected in your policy annual report which will be sent on your policy anniversary.

Please do not hesitate to contact us or your sales representative if we may be of service with regard to your Advantage policy.



Respectfully,
James L. Sedgwick
President, United Investors Life

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 1998

Dear Policyholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 5.89%
 Abercrombie & Fitch Co., Class A*  ......   338,400 $ 14,847,300
 Kohl's Corporation*  ....................   280,000   14,525,000
 Payless ShoeSource, Inc.*  ..............   195,000   14,368,965
   Total .................................             43,741,265

Building Materials and Garden Supplies - 2.57%
 Home Depot, Inc. (The)  .................   230,000   19,104,260

Business Services - 5.57%
 BMC Software, Inc.*  ....................   273,800   14,228,838
 Microsoft Corporation*  .................   250,000   27,101,500
   Total .................................             41,330,338

Chemicals and Allied Products - 12.84%
 Bristol-Myers Squibb Company  ...........   138,600   15,930,268
 Colgate-Palmolive Company  ..............   197,000   17,348,214
 Lilly (Eli) and Company  ................    70,000    4,628,750
 Pfizer Inc.  ............................   131,000   14,237,997
 Procter & Gamble Company (The)  .........    78,700    7,166,579
 Schering-Plough Corporation  ............   187,200   17,152,200
 Warner-Lambert Company  .................   271,700   18,849,188
   Total .................................             95,313,196

Communication - 3.62%
 AT&T Corporation  .......................   159,200    9,094,300
 Capstar Broadcasting Corporation,
   Class A* ..............................   100,000    2,512,500
 Clear Channel Communications, Inc.*  ....   140,000   15,277,500
   Total .................................             26,884,300

Depository Institutions - 4.77%
 BankAmerica Corporation  ................   165,400   14,296,680
 Comerica Incorporated  ..................   174,450   11,557,313
 MBNA Corp.  .............................   289,000    9,537,000
   Total .................................             35,390,993

Electronic and Other Electric Equipment - 5.55%
 Emerson Electric Co.  ...................   101,900    6,152,212
 General Electric Company  ...............   174,500   15,879,500
 Intel Corporation  ......................    89,300    6,616,505
 Philips Electronics N.V., NY Shares  ....    45,000    3,822,165
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   304,800    8,743,798
   Total .................................             41,214,180

Fabricated Metal Products - 1.33%
 Illinois Tool Works, Inc.  ..............   148,700    9,916,357

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 3.93%
 Coca-Cola Company (The)  ................   125,000 $ 10,687,500
 PepsiCo, Inc.  ..........................   264,900   10,910,436
 Ralston-Ralston Purina Group  ...........    64,800    7,569,418
   Total .................................             29,167,354

Furniture and Home Furnishings Stores - 1.06%
 Williams-Sonoma, Inc.*  .................   247,000    7,857,564

General Merchandise Stores - 2.90%
 Dollar General Corporation  .............   241,250    9,544,333
 Wal-Mart Stores, Inc.  ..................   197,200   11,979,900
   Total .................................             21,524,233

Health Services - 2.52%
 Health Management Associates, Inc.,
   Class A* ..............................   373,500   12,488,720
 Tenet Healthcare Corporation*  ..........   200,000    6,250,000
   Total .................................             18,738,720

Hotels and Other Lodging Places - 0.03%
 Sun International Hotels, Ltd.*  ........     4,300      195,650

Industrial Machinery and Equipment - 7.74%
 Applied Materials, Inc.*  ...............   176,500    5,212,221
 Cisco Systems, Inc.*  ...................   200,950   18,506,088
 EMC Corporation*  .......................   752,600   33,725,511
   Total .................................             57,443,820

Instruments and Related Products - 1.83%
 Guidant Corporation  ....................   128,000    9,127,936
 Medtronic, Inc.  ........................    70,000    4,462,500
   Total .................................             13,590,436

Insurance Carriers - 5.40%
 American International Group, Inc.  .....    97,800   14,278,800
 MBIA Inc.  ..............................   175,100   13,110,612
 MGIC Investment Corporation  ............   222,200   12,679,176
   Total .................................             40,068,588

Miscellaneous Retail - 2.29%
 Costco Companies, Inc.*  ................   100,000    6,306,200
 Walgreen Co.  ...........................   258,300   10,670,890
   Total .................................             16,977,090

Motion Pictures - 1.47%
 Walt Disney Company (The)  ..............   104,000   10,926,448


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 6.29%
 Capital One Financial Corp.  ............    65,100 $  8,084,574
 Fannie Mae  .............................   403,600   24,518,700
 Freddie Mac  ............................   300,000   14,118,600
   Total .................................             46,721,874

Petroleum and Coal Products - 2.36%
 Exxon Corporation  ......................   147,000   10,482,864
 Royal Dutch Petroleum Company  ..........   128,900    7,065,267
   Total .................................             17,548,131

Printing and Publishing - 2.61%
 Gannett Co., Inc.  ......................   151,400   10,758,787
 Tribune Company  ........................   125,400    8,629,025
   Total .................................             19,387,812

Security and Commodity Brokers - 1.46%
 Franklin Resources, Inc.  ...............   200,400   10,821,600

Transportation Equipment - 3.30%
 Harley-Davidson, Inc.  ..................   631,800   24,482,250

Transportation Services - 0.58%
 Dial Corporation (The)  .................   165,800    4,310,800

Water Transportation - 2.96%
 Carnival Corporation, Class A  ..........   555,600   22,015,650

Wholesale Trade -- Durable Goods - 1.19%
 Johnson & Johnson  ......................   120,200    8,864,750

Wholesale Trade -- Nondurable Goods - 1.59%
 Unilever N.V., N Y Shares  ..............   149,200   11,777,400

TOTAL COMMON STOCKS - 93.65%                         $695,315,059
 (Cost: $510,728,536)

PREFERRED STOCK - 0.34%
Holding and Other Investment Offices
 LTC Properties, Inc., 9.5%  .............   100,000 $  2,531,200
 (Cost: $2,500,000)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITY - 0.26%
Business Services
 Adaptec Inc., Convertible,
   4.75%, 2-1-2004 (A) ...................    $2,500 $  1,962,500
 (Cost: $2,495,827)

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1998
                                                            Value

TOTAL SHORT-TERM SECURITIES - 6.69%                  $ 49,654,154
 (Cost: $49,654,154)

TOTAL INVESTMENT SECURITIES - 100.94%                $749,462,913
 (Cost: $565,378,517)

LIABILITIES, NET OF CASH AND OTHER ASSETS -  (0.94%)   (6,981,882)

NET ASSETS - 100.00%                                 $742,481,031


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.14%
 Gap, Inc. (The)  ........................   137,800   $  8,491,925

Building Materials and Garden Supplies - 0.55%
 Home Depot, Inc. (The)  .................    49,300      4,094,957

Business Services - 2.19%
 ABM Industries Incorporated  ............    63,000      1,756,125
 BMC Software, Inc.*  ....................   103,900      5,399,475
 Microsoft Corporation*  .................    85,100      9,225,351
   Total .................................               16,380,951

Chemicals and Allied Products - 12.78%
 Air Products and Chemicals, Inc.  .......   101,900      4,076,000
 Colgate-Palmolive Company  ..............    57,200      5,037,147
 Dow Chemical Company (The)  .............     8,500        821,840
 du Pont (E.I.) de Nemours and Company  ..   114,300      8,529,638
 Gillette Company (The)  .................   251,622     14,263,696
 Lilly (Eli) and Company  ................   116,200      7,683,725
 Monsanto Company  .......................   156,300      8,733,263
 Novartis, AG (B)  .......................     3,850      6,417,090
 PPG Industries, Inc.  ...................    93,600      6,511,003
 Pfizer Inc.  ............................    90,300      9,814,436
 Procter & Gamble Company (The)  .........    56,500      5,145,003
 Solutia Inc.  ...........................    12,840        368,341
 Warner-Lambert Company  .................   263,400     18,273,375
   Total .................................               95,674,557

Communication - 3.34%
 AirTouch Communications*  ...............    86,600      5,033,625
 Clear Channel Communications, Inc.*  ....    38,700      4,223,137
 Cox Communications, Inc., Class A*  .....   159,400      7,720,858
 SBC Communications Inc.  ................    80,600      3,224,000
 WorldCom, Inc.*  ........................    99,100      4,790,791
   Total .................................               24,992,411

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 3.72%
 BankAmerica Corporation  ................    43,900   $  3,794,584
 Chase Manhattan Corporation (The)  ......    96,600      7,293,300
 Citicorp  ...............................    22,600      3,373,050
 Credit Suisse Group, Registered
   Shares (B).............................    20,700      4,613,518
 Norwest Corporation  ....................    94,600      3,535,675
 U. S. Bancorp.  .........................   122,400      5,263,200
   Total .................................               27,873,327

Electric, Gas and Sanitary Services - 0.96%
 Duke Energy Corp.  ......................   120,600      7,145,550

Electronic and Other Electric Equipment - 6.48%
 Emerson Electric Co.  ...................    65,200      3,936,450
 General Electric Company  ...............   151,800     13,813,800
 General Instrument Corporation*  ........   216,200      5,864,425
 Intel Corporation  ......................   164,900     12,217,936
 Lucent Technologies Inc.  ...............    30,900      2,570,478
 Maytag Corporation  .....................    98,000      4,838,750
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   182,700      5,241,115
   Total .................................               48,482,954

Food and Kindred Products - 2.13%
 Bestfoods  ..............................   131,800      7,652,572
 Coca-Cola Company (The)  ................    52,400      4,480,200
 Panamerican Beverages Inc., Class A  ....    23,700        748,019
 PepsiCo, Inc.  ..........................    74,500      3,068,431
   Total .................................               15,949,222

Food Stores - 2.04%
 Kroger Co. (The)*  ......................   169,300      7,258,738
 Safeway Inc.*  ..........................   196,400      7,990,927
   Total .................................               15,249,665

Furniture and Fixtures - 0.44%
 Lear Corporation*  ......................    63,700      3,268,574


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 3.07%
 Dayton Hudson Corporation  ..............   151,800   $  7,362,300
 Federated Department Stores, Inc.*  .....    70,700      3,804,508
 Wal-Mart Stores, Inc.  ..................   194,000     11,785,500
   Total .................................               22,952,308

Health Services - 0.54%
 Tenet Healthcare Corporation*  ..........   128,600      4,018,750

Industrial Machinery and Equipment - 4.56%
 Baker Hughes Incorporated  ..............   147,300      5,090,982
 Case Corporation  .......................   146,200      7,054,150
 Caterpillar Inc.  .......................    69,000      3,648,375
 Cisco Systems, Inc.*  ...................    63,900      5,884,743
 Deere & Company  ........................    93,200      4,927,950
 International Business Machines
   Corporation ...........................    54,400      6,245,773
 Parker Hannifin Corporation  ............    33,050      1,260,031
   Total .................................               34,112,004

Instruments and Related Products - 3.83%
 General Motors Corporation, Class H  ....    63,400      2,987,725
 Guidant Corporation  ....................   111,600      7,958,419
 Medtronic, Inc.  ........................    68,600      4,373,250
 Raytheon Company, Class A  ..............    42,753      2,463,642
 Xerox Corporation  ......................   107,000     10,873,875
   Total .................................               28,656,911

Insurance Carriers - 2.08%
 American International Group, Inc.   ....    59,800      8,730,800
 MGIC Investment Corporation  ............   119,500      6,818,909
   Total .................................               15,549,709

Miscellaneous Manufacturing Industries - 0.40%
 Tyco International Ltd.  ................    48,000      3,024,000

Miscellaneous Retail - 0.63%
 Costco Companies, Inc.*  ................    74,400      4,691,813

Motion Pictures - 0.89%
 Time Warner Incorporated  ...............    48,900      4,177,869
 Walt Disney Company (The)  ..............    23,900      2,510,982
   Total .................................                6,688,851

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998
                                              Shares        Value
COMMON STOCKS (Continued)
Nondepository Institutions - 4.16%
 Associates First Capital Corporation,
   Class A ...............................    73,110   $  5,620,331
 Fannie Mae  .............................   163,400      9,926,550
 Freddie Mac  ............................   253,600     11,934,923
 Household International, Inc.*  .........    73,200      3,650,850
   Total .................................               31,132,654

Oil and Gas Extraction - 0.49%
 Schlumberger Limited  ...................    53,700      3,668,354

Paper and Allied Products - 0.98%
 Champion International Corporation  .....    47,400      2,331,464
 International Paper Company  ............    55,600      2,390,800
 Willamette Industries, Inc.  ............    81,200      2,598,400
   Total .................................                7,320,664

Petroleum and Coal Products - 2.89%
 British Petroleum Company p.l.c.
   (The), ADR ............................    37,400      3,300,550
 Chevron Corporation  ....................    44,000      3,654,728
 Exxon Corporation  ......................    48,100      3,430,107
 Mobil Corporation  ......................    72,200      5,532,325
 Royal Dutch Petroleum Company  ..........   104,800      5,744,298
   Total .................................               21,662,008

Primary Metal Industries - 0.49%
 Aluminum Company of America  ............    56,000      3,692,472

Railroad Transportation - 0.40%
 Burlington Northern Santa Fe Corporation     30,700      3,018,179

Rubber and Miscellaneous Plastics Products - 0.21%
 Goodyear Tire & Rubber Company (The)  ...    23,900      1,540,044

Transportation By Air - 1.30%
 AMR Corporation*  .......................    65,200      5,427,900
 Delta Air Lines, Inc.  ..................    33,500      4,329,875
   Total .................................                9,757,775

Transportation Equipment - 4.29%
 AlliedSignal Inc.  ......................    79,600      3,532,250
 Chrysler Corporation  ...................   112,100      6,319,638
 Dana Corporation  .......................    62,000      3,317,000
 Ford Motor Company  .....................    98,100      5,787,900
 General Motors Corporation  .............    76,000      5,077,712
 Northrop Grumman Corporation  ...........    78,300      8,074,687
   Total .................................               32,109,187

Trucking and Warehousing - 0.68%
 Republic Services, Inc., Class A*   .....   213,500      5,124,000

TOTAL COMMON STOCKS - 67.66%                           $506,323,776
(Cost: $282,906,990)
            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Certificates of Deposit - 1.34%
 Bank of America N.T. and S.A.,
   5.55%, 7-13-98 ........................   $10,000      9,999,228

Commercial Paper
 Apparel and Accessory Stores - 0.76%
 Limited Inc. (The),
   6.6%, 7-1-98 ..........................     5,675      5,675,000

 Auto Repair, Services and Parking - 0.20%
 PHH Corporation,
   5.75%, 7-6-98 .........................     1,470      1,468,826

 Chemicals and Allied Products - 0.60%
 Tampa Electric Co.,
   5.53%, 7-16-98 ........................     4,500      4,489,631

 Communication - 0.36%
 Dominion Resources Inc.,
   5.67%, 7-9-98 .........................     2,710      2,706,586

 Depository Institutions - 2.66%
 Deutsche Bank Financial Inc.,
   5.52%, 7-29-98 ........................    10,000      9,957,067
 Morgan (J.P.) & Co. Inc.,
   5.54%, 7-28-98 ........................    10,000      9,958,450
   Total .................................               19,915,517


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 3.86%
 Commonwealth Edison Co.,
   5.75%, 7-15-98 ........................   $ 5,000   $  4,988,820
 PacifiCorp,
   5.55%, 7-29-98 ........................     4,600      4,580,143
 Public Service Electric & Gas Co.,
   5.65%, 7-7-98 .........................    13,360     13,347,419
 Tampa Electric Co.,
   5.53%, 7-17-98 ........................     6,000      5,985,253
   Total .................................               28,901,635

 Fabricated Metal Products - 0.28%
 Danaher Corporation,
   5.6602%, Master Note ..................     2,089      2,089,000

 Food and Kindred Products - 0.56%
 Hercules Inc.,
   5.7%, 7-13-98 .........................     3,880      3,872,628
 General Mills, Inc.,
   5.5152%, Master Note ..................       309        309,000
   Total .................................                4,181,628

 Instruments and Related Products - 0.73%
 General Signal Corp.,
   5.62%, 7-15-98 ........................     5,450      5,438,089

 Insurance Agents, Brokers and Service - 1.46%
 Aon Corp.,
   5.58%, 8-4-98 .........................    11,000     10,942,030

 Insurance Carriers - 5.34%
 Prudential Funding Corp.,
   5.58%, 7-9-98 .........................    25,000     24,969,000
 USAA Capital Corp.:
   5.52%, 7-24-98 ........................    10,000      9,964,733
   5.52%, 8-17-98 ........................     5,100      5,063,246
   Total .................................               39,996,979


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 6.80%
 Associates Corporation of North America,
   5.53%, 7-27-98 ........................   $10,000   $  9,960,061
 General Motors Acceptance Corporation:
   5.52%, 7-10-98 ........................     7,500      7,489,650
   5.58%, 7-13-98 ........................    20,000     19,962,800
 Penney (J.C.) Funding Corp.,
   5.52%, 7-15-98 ........................     1,500      1,496,780
 Textron Financial Corp.,
   5.7%, 7-8-98 ..........................    12,000     11,986,700
   Total .................................               50,895,991

 Primary Metal Industries - 4.40%
 Aluminum Company of America:
   5.53%, 7-15-98 ........................    23,000     22,950,537
   5.53%, 7-28-98 ........................    10,000      9,958,525
   Total .................................               32,909,062

 Security and Commodity Brokers - 2.66%
 Merrill Lynch & Co., Inc.,
   5.58%, 7-24-98 ........................    20,000     19,928,700

 Textile Mill Products - 0.84%
 Sara Lee Corporation,
   5.5102%, Master Note ..................     6,276      6,276,000

Total Commercial Paper - 31.51%                         235,814,674

TOTAL SHORT-TERM SECURITIES - 32.85%                   $245,813,902
 (Cost: $245,813,902)

TOTAL INVESTMENT SECURITIES - 100.51%                  $752,137,678
 (Cost: $528,720,892)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.51%)      (3,781,900)

NET ASSETS - 100.00%                                   $748,355,778


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 1.02%
 Fastenal Company  .......................     4,000  $   185,872

Business Services - 49.47%
 America Online, Inc.*  ..................     6,000      636,000
 American Management Systems,
   Incorporated* .........................     6,000      179,622
 At Home Corporation, Series A*  .........    10,000      472,810
 BMC Software, Inc.*  ....................     7,000      363,776
 Cerner Corporation*  ....................    15,000      426,090
 Citrix Systems, Inc.*  ..................     6,000      410,436
 Fiserv, Inc.*  ..........................     6,000      254,808
 FORE Systems, Inc.*  ....................    16,000      423,488
 HBO & Company  ..........................    10,000      352,810
 HNC Software Inc.*  .....................     6,000      244,872
 i2 Technologies, Inc.*  .................     8,000      281,000
 IDX Systems Corporation*  ...............     4,000      184,748
 Intuit Inc.*  ...........................     7,000      429,401
 J. D. Edwards*  .........................    10,000      429,370
 MemberWorks Incorporated*  ..............    15,000      486,555
 Networks Associates, Inc.*  .............     6,000      287,058
 Parametric Technology Corporation*  .....    10,000      270,930
 Snyder Communications, Inc.*  ...........     6,000      261,750
 Synopsys, Inc.*  ........................     5,000      228,905
 TMP Worldwide Inc.*  ....................    10,000      348,430
 Transaction Systems Architects, Inc.,
   Class A * .............................    10,000      385,310
 Verio Inc.*  ............................    12,000      299,244
 Visio Corporation*  .....................     8,000      383,000
 Wind River Systems, Inc.*  ..............    10,000      359,680
 Yahoo! Inc.*  ...........................     4,000      629,748
   Total .................................              9,029,841

Chemicals and Allied Products - 0.99%
 SmithKline Beecham plc, ADR  ............     3,000      181,500

Communication - 11.07%
 AirTouch Communications*  ...............     5,000      290,625
 Clear Channel Communications, Inc.*  ....     4,000      436,500
 COLT Telecom Group plc, ADR*  ...........     4,000      648,500
 Intermedia Communications of Florida,
  Inc.*  .................................     8,000      335,248
 MGC Communications, Inc.*  ..............    11,000      169,466
 Paging Network, Inc.*  ..................    10,000      139,680
   Total .................................              2,020,019

Electronic and Other Electric Equipment - 10.04%
 Advanced Fibre Communications, Inc.*  ...     9,000      360,837
 Ascend Communications, Inc.*  ...........     5,000      247,655
 Broadcom Corporation, Class A*  .........     4,000      294,748
 Concord Communications, Inc.*  ..........    10,000      257,180
            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment (Continued)
 RELTEC Corporation*  ....................     7,000  $   314,559
 Tellabs*  ...............................     5,000      357,965
   Total .................................              1,832,944

Engineering and Management Services - 4.33%
 Incyte Pharmaceuticals, Inc.*  ..........    10,000      341,560
 Paychex, Inc.  ..........................     5,000      203,280
 Quintiles Transnational Corp.*  .........     5,000      245,780
   Total .................................                790,620

Food and Kindred Products - 1.83%
 American Italian Pasta Company, Class A*      5,000      186,250
 J. M. Smucker Company (The), Class A  ...     6,000      148,872
   Total .................................                335,122

Furniture and Fixtures - 1.97%
 Lear Corporation*  ......................     7,000      359,184

Health Services - 1.09%
 American Healthcorp, Inc.*  .............    20,000      198,740

Instruments and Related Products - 3.95%
 Bionx Implants, Inc.*  ..................    10,000      151,600
 STERIS Corporation*  ....................     5,000      317,965
 Uniphase Corporation*  ..................     4,000      251,124
   Total .................................                720,689

Wholesale Trade -- Durable Goods - 2.91%
 OmniCare, Inc.  .........................     9,000      343,125
 Peerless Systems Corporation*  ..........     9,000      187,875
   Total .................................                531,000

Wholesale Trade -- Nondurable Goods - 3.04%
 Cardinal Health, Inc.  ..................     4,000      375,000
 800-JR CIGAR Inc.*  .....................     9,000      180,000
   Total .................................                555,000

TOTAL COMMON STOCKS - 91.71%                          $16,740,531
 (Cost: $12,330,052)

TOTAL SHORT-TERM SECURITIES - 7.92%
 (Cost: $1,446,000)                                   $ 1,446,000

TOTAL INVESTMENT SECURITIES - 99.63%                  $18,186,531
 (Cost: $13,776,052)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.37%          66,930

NET ASSETS - 100.00%                                  $18,253,461

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS AND RIGHTS
Argentina - 0.03%
 Capex S.A., Class A (B)  ................    11,500 $     41,975

Australia - 0.63%
 Reinsurance Australia Corporation
   Limited (B) ...........................   400,000    1,023,410

Brazil - 0.22%
 CompanLia de Saneamento Desico do
   Estado De Sao Paulo (B) ............... 3,000,000      360,571
 Telecomunicacoes de Sao Paulo S.A.,
   Rights (B)* ...........................   343,083        5,488
   Total .................................                366,059

China - 0.32%
 Jinpan International Limited*  ..........    93,000      523,125

Denmark - 0.95%
 Neurosearch A/S (B)*  ...................    20,000    1,549,214

Finland - 0.65%
 Sponda Oyj (B)*  ........................   150,000    1,053,832

France - 9.71%
 AXA-UAP (B)  ............................    20,000    2,249,905
 Accor S.A. (B)  .........................     5,500    1,539,530
 Alcatel Alsthom Compagnie Generale
   d'Electricite (B)......................     5,000    1,018,247
 Alstom (B)*  ............................    47,000    1,547,306
 Banque Nationale de Paris (B)  ..........    20,000    1,634,490
 Comptoirs Modernes (B)  .................     2,420    1,261,105
 Generale de Geophysique S.A. (B)*  ......     8,000    1,173,921
 SITA (B)*  ..............................       875      224,949
 Societe Generale (B) ....................    10,000    2,079,508
 Societe Industrielle de Transports
   Automobiles S.A. (B) ..................     3,500      885,900
 Suez Lyonnaise des Eaux (B)  ............    13,000    2,139,891
   Total .................................             15,754,752

Germany - 4.97%
 Altana AG (B)  ..........................     9,000      687,490
 Mannesmann AG (B)  ......................    37,000    3,806,078
 Rhoen-Klinikum AG (B)  ..................    16,600    1,643,154
 Volkswagen AG (B)  ......................     2,000    1,933,123
   Total .................................              8,069,845


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Italy - 5.89%
 Alleanza Assicurazioni (B)  .............   114,000 $  1,549,558
 Banca Popolare Di Brescia (B)  ..........   100,000    1,891,146
 CSP International Industria
   Calze S.p.A. (B) ......................    50,000      478,415
 Credito Italiano S.p.A. (B)  ............   412,000    2,157,742
 Instituto Nazionale delle
   Assicurazioni (B) .....................   630,000    1,790,679
 Telecom Italia Mobile S.p.A., Risp (B)  .   350,000    1,695,137
   Total .................................              9,562,677

Japan - 0.68%
 Sony Corporation (B)  ...................    12,700    1,097,599

Mexico - 1.11%
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    50,000      471,850
 Grupo Financiero Banamex Accival,
   S.A. de C.V., B, CPO shares (B)* ......   450,000      876,753
 Grupo Financiero Inbursa, S.A. de
   C.V., Class B (B) .....................   175,234      448,718
   Total .................................              1,797,321

Netherlands - 6.38%
 Akzo Nobel N.V. (B)  ....................     8,000    1,779,789
 Benckiser N.V., Class B (B)* ............    30,000    1,846,404
 Fugro N.V. (B)  .........................    44,496    1,773,185
 Internatio-Muller N.V. (B)  .............    31,433    1,053,128
 Ordina N.V. (B)*  .......................    84,240    2,731,190
 Smit Internationale N.V. (B)  ...........    43,166    1,170,150
   Total .................................             10,353,846

Norway - 2.79%
 Merkantildata A/S (B)  ..................   305,000    3,860,759
 Schibsted AS (B)  .......................    40,000      673,365
   Total .................................              4,534,124

Portugal - 1.99%
 Portugal Telecom, S.A., ADS  ............    27,500    1,455,768
 Telecel-Comunicacaoes Pessoais, SA (B)  .    10,000    1,777,248
   Total .................................              3,233,016

Spain - 3.07%
 Bankinter, S.A. (B)  ....................    16,000    1,040,115
 Tele Pizza, S.A. (B)*  ..................   163,000    1,730,531
 Telefonica de Espana, S.A. (B)  .........    47,818    2,215,011
   Total .................................              4,985,657

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Sweden - 4.15%
 AB Volvo, B Shares (B)  .................    47,000    1,399,862
 Biacore International AB, ADR*  .........    25,000 $    226,550
 Biora AB, ADR*  .........................    20,000      543,740
 Munters AB (B)  .........................    89,000      971,031
 Skandia Group Insurance Company Ltd. (B)    251,000    3,588,412
   Total .................................              6,729,595

Switzerland - 14.04%
 Adecco SA, Bearer Shares (B)  ...........     4,400    1,987,453
 Bank Sarasin & Cie, Registered Shares (B)       970    1,703,890
 Choco Lindt & Spru AG,
   Registered Shares (B) .................        50    1,304,233
 Credit Suisse Group, Registered Shares (B)   26,000    5,794,757
 Eichhof Holding AG, Registered Shares (B)     1,120    1,109,423
 Julius Baer Holding AG (B)  .............       500    1,566,730
 Novartis, AG (B)  .......................     1,500    2,500,165
 Swisslog Holding AG, Registered Shares (B)   24,250    2,802,450
 UBS AG, Registered Shares (B)*  .........    10,769    4,010,907
   Total .................................             22,780,008

Thailand - 0.01%
 Srithai Superware Public Company
   Limited, F (B)* .......................    62,200        8,136

United Kingdom - 18.80%
 COLT Telecom Group plc, ADR*  ...........    40,800    6,614,700
 Corporate Services Group plc (B)  .......   575,000    2,294,585
 Freepages Group plc (B)*  ............... 2,000,000    1,260,623
 General Electric Company plc (B) ........   350,000    3,018,400
 Misys plc (B)  ..........................    94,764    5,387,645
 Newsquest plc (B)*  .....................   230,000    1,244,260
 Orange plc (B)*  ........................   300,000    3,180,778
 Rentokil Initial plc (B)  ...............   254,500    1,831,486
 Select Appointments (Holdings)
   Public Limited Company (B) ............    90,000    1,284,834
 Vodafone Group Plc (B)  .................   251,767    3,196,955
 Williams plc (B)  .......................   185,000    1,189,244
   Total .................................             30,503,510

United States - 0.83%
 ESG Re Limited  .........................    61,000    1,345,782


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

TOTAL COMMON STOCKS AND RIGHTS - 77.22%             $ 125,313,483
 (Cost: $83,261,848)

PREFERRED STOCKS
Brazil - 2.63%
 Telebras S.A., ADR,  ....................    23,400    2,550,600
 Telecomunicacoes de Sao Paulo S.A. (B) .. 7,300,000    1,716,904
   Total .................................              4,267,504

Germany - 8.74%
 Fresenius Medical Care AG, (B)  .........     5,000      948,261
 GEA AG, (B)  ............................     2,700    1,055,565
 Marschollek, Lautenschlager und
   Partner AG, (B) .......................    12,890    6,290,246
 Moebel Walther AG, (B)  .................    10,000      471,358
 Porsche AG, (B)  ........................       700    2,018,522
 SAP AG, (B)  ............................     5,000    3,396,551
   Total .................................             14,180,503

Portugal - 1.22%
 Lusomundo-SGPS, S.A., (B)  ..............   150,000    1,979,897

TOTAL PREFERRED STOCKS - 12.59%                      $ 20,427,904
 (Cost: $12,654,601)
                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.02%
 Deutsche Marks, 7-29-98 (C)  ............   DM5,105 $     33,460

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Communication - 3.13%
 Dominion Resources Inc.:
   5.66%, 7-9-98 .........................    $3,800    3,795,221
   5.68%, 7-9-98 .........................     1,290    1,288,372
   Total .................................              5,083,593

 Electric, Gas and Sanitary Services - 1.11%
 Western Resources Inc.,
   5.68%, 7-13-98 ........................     1,800    1,796,592


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Fabricated Metal Products - 1.26%
 Danaher Corporation,
   5.6602%, Master Note ..................    $2,042 $  2,042,000

 Food and Kindred Products - 0.55%
 General Mills, Inc.,
   5.5152%, Master Note ..................       882      882,000

 Nondepository Institutions - 3.26%
 Associates Financial Services Co. of Puerto
   Rico Inc. (Associates Corp. of North
   America, Guarantor),
   5.54%, 7-17-98 ........................     4,000    3,990,151
 Penney (J.C.) Funding Corp.,
   5.52%, 7-15-98 ........................     1,300    1,297,209
   Total .................................              5,287,360

 Textile Mill Products - 1.60%
 Sara Lee Corporation,
   5.5102%, Master Note ..................     2,602    2,602,000

TOTAL SHORT-TERM SECURITIES - 10.91%                 $ 17,693,545
 (Cost: $17,693,545)

TOTAL INVESTMENT SECURITIES - 100.74%                $163,468,392
 (Cost: $113,609,994)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.74%)    (1,194,360)

NET ASSETS - 100.00%                                 $162,274,032


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 1.86%
 Premier Parks Inc.*  ....................    50,000 $  3,331,250

Business Services - 15.25%
 Cerner Corporation*  ....................   300,000    8,521,800
 Com21, Inc.*  ...........................   100,000    2,118,700
 Earthlink Network, Inc.*  ...............    50,000    3,840,600
 Freepages Group plc (B)*  ............... 4,500,000    2,836,403
 Fundtech Ltd.*  .........................   100,000    1,881,200
 Interplay Entertainment Corp.*  .........   300,000    1,752,900
 PMT Services, Inc.*  ....................   250,000    6,359,250
   Total .................................             27,310,853

Chemicals and Allied Products - 3.42%
 Genzyme Corporation - General Division*      80,000    2,034,960
 OSI Pharmaceuticals, Inc.*  .............   150,000      829,650
 Spiros Development Corporation II,
   Inc., Units (D)* ......................   200,000    3,262,400
   Total .................................              6,127,010

Communication - 1.11%
 Western Wireless Corporation,
   Class A* ..............................   100,000    1,990,600

Eating and Drinking Places - 2.63%
 Fresh Foods, Inc.*  .....................   257,700    3,978,115
 G B Foods Corp.*  .......................   114,000      723,102
   Total .................................              4,701,217

Electric, Gas and Sanitary Services - 6.47%
 Allied Waste Industries, Inc., New*  ....   200,000    4,793,600
 Browning-Ferris Industries, Inc.  .......    76,000    2,641,000
 Waste Industries, Inc.*  ................   200,000    4,156,200
   Total .................................             11,590,800

Electronic and Other Electric Equipment - 5.19%
 American Xtal Technology, Inc.*  ........   100,000    1,456,200
 Artisan Components, Inc.*  ..............   100,000    1,325,000
 Micron Technology, Inc.*  ...............   100,000    2,481,200
 Optek Technology, Inc.*  ................   125,000    2,359,375
 Powerwave Technologies, Inc.*  ..........   100,000    1,668,700
   Total .................................              9,290,475

Engineering and Management Services - 1.65%
 Cornell Corrections, Inc.*  .............   141,000    2,961,000

Fishing, Hunting and Trapping - 0.72%
 Omega Protein Corporation*  .............    81,800    1,257,675

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1998

                                              Shares        Value
COMMON STOCKS (Continued)
Health Services - 6.88%
 Centennial HealthCare Corporation*  .....   146,000 $  2,609,750
 Province Healthcare Company*  ...........    71,700    1,951,531
 Quorum Health Group, Inc.*  .............   150,000    3,984,300
 Sierra Health Services, Inc.*  ..........   150,000    3,778,050
   Total .................................             12,323,631

Hotels and Other Lodging Places - 0.91%
 American Skiing Company*  ...............   126,000    1,638,000

Industrial Machinery and Equipment - 2.38%
 RADCOM LTD.*  ...........................   150,000      750,000
 MIPS Technologies, Inc.*  ...............   135,000    1,818,180
 Waterlink, Inc.*  .......................   200,000    1,700,000
   Total .................................              4,268,180

Instruments and Related Products - 12.87%
 Arterial Vascular Engineering, Inc.*  ...    80,000    2,857,440
 ESC Medical Systems Ltd.*  ..............   155,000    5,250,625
 LeCroy Corp.*  ..........................   100,000    2,300,000
 Maxxim Medical, Inc.*  ..................   175,000    5,075,000
 St. Jude Medical, Inc.*  ................    80,000    2,944,960
 Wesley Jessen VisionCare, Inc.*  ........   200,000    4,618,600
   Total .................................             23,046,625

Insurance Carriers - 2.47%
 Annuity and Life Re (Holdings) Ltd.*  ...    75,000    1,673,400
 ESG Re Limited  .........................   125,000    2,757,750
   Total .................................              4,431,150

Paper and Allied Products - 3.43%
 EarthShell Container Corporation*  ......   227,300    2,208,901
 IVEX Packaging Corporation*  ............   169,000    3,929,250
   Total .................................              6,138,151

Personal Services - 6.40%
 Carriage Services, Inc.*  ...............   175,000    4,418,750
 Equity Corporation International*  ......   135,000    3,240,000
 Loewen Group Inc. (The)  ................   140,000    3,797,500
   Total .................................             11,456,250

Real Estate - 3.48%
 Bluegreen Corporation*  .................   100,000      881,200
 ElderTrust  .............................   312,000    5,343,000
   Total .................................              6,224,200

Social Services - 2.02%
 Balanced Care Corporation*  .............   500,000    3,625,000

Wholesale Trade -- Durable Goods - 0.87%
 TriStar Aerospace Co.*  .................   100,000    1,550,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

TOTAL COMMON STOCKS - 80.01%                         $143,262,067
 (Cost: $136,321,984)

PREFERRED STOCK - 2.03%
Holding and Other Investment Offices
 CCA Prison Realty Trust, 8.0%  ..........   158,000 $  3,643,796
 (Cost: $3,949,350)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Electric, Gas and Sanitary Services - 4.35%
 Georgia Power Co.,
   5.55%, 7-6-98 .........................    $  800      799,383
 Western Resources, Inc.,
   5.68%, 7-13-98 ........................     7,000    6,986,747
   Total .................................              7,786,130

 Fabricated Metal Products - 0.15%
 Danaher Corporation,
   5.6602%, Master Note ..................       272      272,000

 Food and Kindred Products - 1.03%
 General Mills, Inc.,
   5.5152%, Master Note ..................       564      564,000
 Ralston Purina Company,
   5.78%, 7-10-98 ........................     1,285    1,283,143
   Total .................................              1,847,143

 Food Stores - 1.84%
 Albertson's Inc.,
   5.57%, 7-17-98 ........................     3,300    3,291,831

 Nondepository Institutions - 2.60%
 Associates Financial Services Co. of Puerto
   Rico Inc. (Associates Corp. of North
   America, Guarantor),
   5.54%, 7-17-98 ........................     1,565    1,561,147
 Penney (J.C.) Funding Corp.,
   5.52%, 7-15-98 ........................     3,100    3,093,345
   Total .................................              4,654,492

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Tobacco Products - 1.74%
 B.A.T. Capital Corp.,
   5.64%, 7-14-98  .......................    $3,125 $  3,118,635

 Transportation Equipment - 2.67%
 Dana Credit Corp.,
   5.71%, 7-14-98 ........................     4,785    4,775,133

 Wholesale Trade - Nondurable Goods - 3.36%
 Enron Corp.,
   5.58%, 7-16-98 ........................     6,035    6,020,969

TOTAL SHORT-TERM SECURITIES - 17.74%                 $ 31,766,333
 (Cost: $31,766,333)

TOTAL INVESTMENT SECURITIES - 99.78%                 $178,672,196
 (Cost: $172,037,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%         394,262

NET ASSETS - 100.00%                                 $179,066,458


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998

                                              Shares        Value
COMMON STOCKS
Apparel And Accessory Stores - 1.90%
 Kohl's Corporation*  ....................    16,000  $   830,000
 Payless ShoeSource, Inc.*  ..............    10,000      736,870
   Total .................................              1,566,870

Apparel and Other Textile Products - 1.21%
 Liz Claiborne, Inc.  ....................    19,200    1,004,390

Building Materials and Garden Supplies - 0.80%
 Sherwin-Williams Company (The)  .........    20,000      662,500

Business Services - 2.59%
 BMC Software, Inc.*  ....................    19,600    1,018,573
 Young & Rubicam Inc.*  ..................    35,000    1,120,000
   Total .................................              2,138,573

Chemicals and Allied Products - 7.69%
 Crompton & Knowles Corporation  .........    14,300      360,174
 Dow Chemical Company (The)  .............     3,500      338,405
 du Pont (E.I.) de Nemours and Company  ..     4,800      358,200
 Lilly (Eli) and Company  ................     9,500      628,187
 Monsanto Company  .......................    14,800      826,950
 Neutraceutical International
   Corporation* ..........................     9,000       95,058
 Novartis, AG (B)  .......................       470      783,385
 Pfizer Inc.  ............................    11,000    1,195,557
 Procter & Gamble Company (The)  .........     7,100      646,540
 Warner-Lambert Company  .................    16,200    1,123,875
   Total .................................              6,356,331

Communication - 3.81%
 AT&T Corporation  .......................    12,000      685,500
 Cox Communications, Inc., Class A*  .....    12,000      581,244
 MediaOne Group, Inc.*  ..................    24,000    1,054,488
 SBC Communications Inc.  ................    20,600      824,000
   Total .................................              3,145,232

Depository Institutions - 0.94%
 BankAmerica Corporation  ................     9,000      777,933

Electric, Gas and Sanitary Services - 1.90%
 Houston Industries Incorporated  ........    12,000      370,500
 Southern Company (The)  .................    13,000      359,931
 Unicom Corporation  .....................    24,000      840,000
   Total .................................              1,570,431

Electronic and Other Electric Equipment - 3.32%
 Emerson Electric Co.  ...................    12,500      754,688
 Intel Corporation  ......................    10,000      740,930
 Texas Instruments Incorporated  .........    10,000      583,120
 U. S. Industries, Inc.  .................    27,000      668,250
   Total .................................              2,746,988
            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 4.28%
 Beringer Wine Estates
   Holdings, Inc., Class B* ..............    12,500  $   550,387
 ConAgra, Inc.  ..........................    11,800      373,907
 General Mills, Inc.  ....................     8,000      547,000
 Heinz (H. J.) Company  ..................    12,000      673,500
 Hormel Foods Corporation  ...............    20,000      691,240
 Ralston-Ralston Purina Group  ...........     6,000      700,872
   Total .................................              3,536,906

General Merchandise Stores - 1.10%
 Wal-Mart Stores, Inc.  ..................    15,000      911,250

Health Services - 1.45%
 Columbia/HCA Healthcare Corporation  ....    20,000      582,500
 Tenet Healthcare Corporation*  ..........    19,600      612,500
   Total .................................              1,195,000

Holding and Other Investment Offices - 2.14%
 Equity Office Properties Trust  .........    20,000      567,500
 LTC Properties, Inc.  ...................    43,000      800,875
 National Health Investors, Inc.  ........    12,000      397,500
   Total .................................              1,765,875

Industrial Machinery and Equipment - 2.09%
 Baker Hughes Incorporated*  .............    17,500      604,835
 Deere & Company  ........................     6,000      317,250
 Minnesota Mining and Manufacturing Company    7,000      575,309
 Parker Hannifin Corporation  ............     6,000      228,750
   Total .................................              1,726,144

Instruments and Related Products - 0.63%
 St. Jude Medical, Inc.*  ................    14,200      522,730

Insurance Carriers - 3.18%
 Chubb Corporation (The)  ................     9,200      739,450
 Hartford Financial Services Group Inc. (The)  4,100      468,938
 MGIC Investment Corporation  ............     9,200      524,970
 Mercury General Corporation  ............     3,700      238,417
 Old Republic International Corporation  .    22,500      659,520
   Total .................................              2,631,295

Miscellaneous Manufacturing Industries - 0.77%
 Mattel, Inc.  ...........................    15,000      634,680

Miscellaneous Retail - 1.39%
 Costco Companies, Inc.*  ................    15,000      945,930
 Paper Warehouse, Inc.*  .................    50,000      206,250
   Total .................................              1,152,180


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998
                                              Shares        Value

COMMON STOCKS (Continued)
Motion Pictures - 0.72%
 Walt Disney Company (The)  ..............     5,700  $   598,853

Nondepository Institutions - 2.51%
 Freddie Mac  ............................    14,400      677,693
 Household International, Inc.*  .........    13,200      658,350
 Providian Financial Corporation  ........     9,400      738,483
   Total .................................              2,074,526

Oil and Gas Extraction - 0.72%
 Noble Affiliates, Inc.  .................     8,500      322,465
 Santa Fe International Corp.  ...........     9,000      272,250
   Total .................................                594,715

Paper and Allied Products - 0.64%
 Champion International Corporation  .....    10,800      531,220

Petroleum and Coal Products - 2.95%
 British Petroleum Company p.l.c.
   (The), ADR ............................     5,040      444,780
 Mobil Corporation  ......................     9,600      735,600
 Royal Dutch Petroleum Company  ..........    15,400      844,105
 Tosco Corporation  ......................    14,000      411,250
   Total .................................              2,435,735

Primary Metal Industries - 0.47%
 British Steel plc, ADR  .................    17,000      386,750

Printing and Publishing - 3.29%
 Gannett Co., Inc.  ......................    10,500      746,151
 McGraw-Hill Companies, Inc. (The)  ......     5,200      424,122
 Meredith Corporation  ...................    15,000      704,055
 New York Times Company (The), Class A  ..    10,700      847,975
   Total .................................              2,722,303

Rubber and Miscellaneous Plastics Products - 1.10%
 A. Schulman, Inc.  ......................    25,000      487,500
 Goodyear Tire & Rubber Company (The)  ...     6,500      418,841
   Total .................................                906,341

Stone, Clay and Glass Products - 0.98%
 USG Corporation  ........................    15,000      811,875

Transportation by Air - 1.02%
 SkyWest, Inc.*  .........................    30,000      840,000

Transportation Equipment - 0.39%
 Chrysler Corporation  ...................     5,700      321,337

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998
                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Services - 1.10%
 Dial Corporation (The)  .................    35,000  $   910,000

TOTAL COMMON STOCKS - 57.08%                          $47,178,963
 (Cost: $37,190,328)

PREFERRED STOCK - 0.69%
Communication
 Telebras S.A., ADR  .....................     5,200  $   566,800
 (Cost: $494,927)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Apparel And Accessory Stores - 3.15%
 Gap, Inc. (The),
   6.9%, 9-15-2007 .......................    $2,500    2,607,350

Building Materials and Garden Supplies - 0.90%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................       400      744,000

Communication - 0.78%
 Clear Channel Communications, Inc., Convertible,
   2.625%, 4-1-2003 ......................       600      648,000

Electronic and Other Electric Equipment - 0.41%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      334,875

Food and Kindred Products - 0.63%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-2036 ......................       500      521,200

Nondepository Institutions - 1.22%
 National Rural Utilities Cooperative
   Finance Corp.,
   6.1%, 12-22-2000 ......................     1,000    1,004,950

Oil and Gas Extraction - 0.29%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........       261      240,000

TOTAL CORPORATE DEBT SECURITIES - 7.38%               $ 6,100,375
 (Cost: $5,651,029)

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association,
   7.0%, 9-1-2025 ........................    $3,671 $  3,722,602
 United States Treasury:
   5.5%, 2-28-99 .........................     1,000    1,000,160
   6.875%, 8-31-99 .......................       250      253,750
   7.75%, 11-30-99 .......................     1,500    1,544,760
   7.125%, 2-29-2000 .....................       500      512,500
   5.25%, 1-31-2001 ......................     2,000    1,987,500
   6.375%, 8-15-2002 .....................     1,100    1,133,682
   7.5%, 2-15-2005 .......................     2,250    2,490,458
   6.25%, 8-15-2023 ......................       250      267,655
   6.75%, 8-15-2026 ......................     3,000    3,434,520

TOTAL UNITED STATES GOVERNMENT SECURITIES - 19.78%   $ 16,347,587
 (Cost: $15,611,752)

SHORT-TERM SECURITIES
Commercial Paper
 Fabricated Metal Products - 1.71%
 Danaher Corporation,
   5.6602%, Master Note ..................     1,413    1,413,000

 Food and Kindred Products - 7.59%
 General Mills, Inc.,
   5.5152%, Master Note ..................     2,379    2,379,000
 Hercules Inc.,
   5.75%, 7-13-98 ........................     3,900    3,892,525
   Total .................................              6,271,525

 General Merchandise Stores - 2.41%
 Dillard Investment Co. Inc.,
   5.78%, 7-20-98 ........................     2,000    1,993,899

 Nondepository Institutions - 3.02%
 Penney (J.C.) Funding Corp.,
   5.52%, 7-15-98 ........................     1,500    1,496,780
 Textron Financial Corp.,
   5.7%, 7-8-98 ..........................     1,000      998,891
   Total .................................              2,495,671

 Textile Mill Products - 0.57%
 Sara Lee Corporation,
   5.5102%, Master Note ..................       468      468,000

TOTAL SHORT-TERM SECURITIES - 15.30%                  $12,642,095
 (Cost: $12,642,095)

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1998

                                                            Value

TOTAL INVESTMENT SECURITIES - 100.23%                 $82,835,820
 (Cost: $71,590,131)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.23%)      (188,793)

NET ASSETS - 100.00%                                  $82,647,027

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.99%
 Payless ShoeSource, Inc.*  ..............     3,100   $    228,430

Business Services - 6.94%
 BMC Software, Inc.*  ....................     3,800        197,478
 Cerner Corporation*  ....................     4,100        116,465
 J. D. Edwards*  .........................     4,800        206,098
 Manugistics Group Incorporated*  ........     3,800         94,525
 Microsoft Corporation*  .................     1,700        184,290
   Total .................................                  798,856

Chemicals and Allied Products - 6.79%
 Bristol-Myers Squibb Company  ...........     1,000        114,937
 Lilly (Eli) and Company  ................     2,600        171,925
 Shire Pharmaceuticals Group plc, ADR*  ..     7,200        154,346
 Warner-Lambert Company  .................     4,900        339,937
   Total .................................                  781,145

Communication - 6.30%
 Clear Channel Communications, Inc.*  ....     2,000        218,250
 Cox Communications, Inc., Class A*  .....     2,400        116,249
 MediaOne Group, Inc.*  ..................     2,600        114,236
 PanAmSat Corporation*  ..................     3,000        170,811
 Western Wireless Corporation, Class A*  .     5,300        105,502
   Total .................................                  725,048

Depository Institutions - 1.63%
 U. S. Bancorp.  .........................     4,350        187,050

Electric, Gas and Sanitary Services - 4.74%
 Allied Waste Industries, Inc. New*  .....     8,600        206,125
 Browning-Ferris Industries, Inc.  .......     4,800        166,800
 Duke Energy Corp.  ......................     2,900        171,825
   Total .................................                  544,750

Electronic and Other Electric Equipment - 2.59%
 Intel Corporation  ......................     1,500        111,140
 Maytag Corporation  .....................     1,900         93,812
 Texas Instruments Incorporated  .........     1,600         93,299
   Total .................................                  298,251

Furniture and Fixtures - 1.52%
 Lear Corporation*  ......................     3,400        174,461

Furniture and Home Furnishings Stores - 1.82%
 Williams-Sonoma, Inc.*  .................     6,600        209,959

General Merchandise Stores - 2.11%
 Wal-Mart Stores, Inc.  ..................     4,000        243,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1998

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 1.39%
 Centennial HealthCare Corporation*  .....     3,500    $    62,562
 Tenet Healthcare Corporation*  ..........     3,100         96,875
   Total .................................                  159,437

Industrial Machinery and Equipment - 0.78%
 Baker Hughes Incorporated  ..............     2,600         89,861

Instruments and Related Products - 4.03%
 ESC Medical Systems Ltd.*  ..............     3,200        108,400
 Medtronic, Inc.  ........................     2,200        140,250
 Wesley Jessen VisionCare, Inc.*  ........     9,300        214,765
   Total .................................                  463,415

Miscellaneous Retail - 1.70%
 Costco Companies, Inc.*  ................     3,100        195,492

Motion Pictures - 2.15%
 Telecommunications, Inc., Liberty Media
   Group, Series A* ......................     3,300        128,182
 Time Warner Incorporated  ...............     1,400        119,612
   Total .................................                  247,794

Nondepository Institutions - 1.58%
 Fannie Mae  .............................     3,000        182,250

Oil and Gas Extraction - 0.83%
 Schlumberger Limited  ...................     1,400         95,637

Personal Services - 1.65%
 Equity Corporation International*  ......     7,900        189,600

Real Estate - 1.27%
 ElderTrust  .............................     8,500        145,563

Transportation Equipment - 1.00%
 AlliedSignal Inc.  ......................     2,600        115,375

TOTAL COMMON STOCKS - 52.81%                           $  6,075,374
 (Cost: $5,326,051)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Depository Institutions - 1.73%
 Unibanco-Uniao de Bancos Brasileiros S.A.,
   6.75%, 10-8-98 ........................    $  200        198,750


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1998


                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 1.75%
 Centrais Electricas Brasileiras S.A.,
   10.0%, 10-30-98 (A) ...................    $  200    $   201,500

Industrial Machinery and Equipment - 1.76%
 Tyco International Ltd.,
   6.5%, 11-1-2001 .......................       200        202,438

TOTAL CORPORATE DEBT SECURITIES - 5.24%                 $   602,688
 (Cost: $599,061)

UNITED STATES GOVERNMENT SECURITIES
 Federal Farm Credit Banks Funding Corporation,
   6.375%, 12-11-2003 ....................       200        199,218
 Federal Home Loan Banks:
   6.38%, 4-29-2003 ......................       200        199,062
   6.415%, 12-4-2003 .....................       200        199,312
   6.57%, 2-11-2005 ......................       200        199,124
   6.75%, 2-5-2008 .......................       200        199,750
   6.75%, 2-12-2008 ......................       200        199,594
   6.785%, 3-3-2008 ......................       200        198,594
 Federal Home Loan Mortgage Corporation:
   6.375%, 12-23-2003 ....................       400        398,188
   6.5%, 2-15-2023 .......................     1,873        330,252
 United States Treasury,
   5.625%, 12-31-2002 ....................     1,550      1,556,774

TOTAL UNITED STATES GOVERNMENT SECURITIES - 31.98%      $ 3,679,868
 (Cost: $3,704,086)

SHORT-TERM SECURITIES
Commercial Paper
 Fabricated Metal Products - 4.35%
 Danaher Corporation,
   5.6602%, Master Note ..................       500        500,000

 Food and Kindred Products - 3.28%
 General Mills, Inc.,
   5.5152%, Master Note ..................       377        377,000

 General Merchandise Stores - 4.29%
 Dillard Investment Co. Inc.,
   5.78%, 7-20-98 ........................       495        493,490

 Textile Mill Products - 0.64%
 Sara Lee Corporation,
   5.5102%, Master Note ..................        74         74,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1998

                                                            Value

TOTAL SHORT-TERM SECURITIES - 12.56%                    $ 1,444,490
 (Cost: $1,444,490)

TOTAL INVESTMENT SECURITIES - 102.59%                   $11,802,420
 (Cost: $11,073,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.59%)        (297,593)

NET ASSETS - 100.00%                                    $11,504,827


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 2.24%
 Morgan Guaranty Trust Company of New York,
   5.8%, 7-28-99 .........................    $1,000  $   999,739

 Yankee - 4.48%
 Societe Generale - New York,
   5.55%, 2-9-99 .........................     1,000      999,028
 Svenska Handelsbanken,
   5.79%, 5-7-99 .........................     1,000      999,166
   Total .................................              1,998,194

Total Certificates of Deposit - 6.72%                   2,997,933

Commercial Paper - 5.70%
 J.P. Morgan & Co., Incorporated,
   5.54%, 7-28-98 ........................     1,800    1,792,521
 Toronto-Dominion Holdings USA Inc.,
   5.56%, 7-7-98 .........................       750      749,305
   Total .................................              2,541,826

TOTAL BANK OBLIGATIONS - 12.42%                        $5,539,759
 (Cost: $5,539,759)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products - 4.90%
 Air Products and Chemicals Inc.,
   5.55%, 9-4-98 .........................     1,200    1,187,975
 du Pont (E.I.) de Nemours and Company,
   5.52%, 7-16-98 ........................     1,000      997,700
   Total .................................              2,185,675

 Electric, Gas and Sanitary Services - 10.44%
 Allegheny Power System Inc.,
   5.54%, 7-20-98 ........................     1,900    1,894,445
 PacifiCorp,
   5.55%, 7-29-98 ........................     1,975    1,966,474
 Questar Corp.,
   5.65%, 7-28-98 ........................       800      796,610
   Total .................................              4,657,529

 Engineering and Management Services - 2.45%
 Halliburton Co.,
   5.62%, 7-28-98 ........................     1,100    1,095,363

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Fabricated Metal Products - 4.91%
 Danaher Corporation,
   5.6602%, Master Note ..................    $2,190 $  2,190,000

 Food and Kindred Products - 7.53%
 Coca-Cola Company (The),
   5.52%, 7-21-98 ........................     1,900    1,894,173
 General Mills, Inc.,
   5.5152%, Master Note ..................       471      471,000
 Golden Peanut Co.,
   5.51%, 8-6-98 .........................     1,000      994,490
   Total .................................              3,359,663

 Furniture and Fixtures - 4.26%
 Johnson Controls Inc.,
   6.35%, 7-1-98 .........................     1,900    1,900,000

 General Merchandise Stores - 4.26%
 Dillard Investment Co. Inc.:
   5.85%, 7-7-98 .........................       900      899,123
   5.78%, 7-20-98 ........................     1,005    1,001,934
   Total .................................              1,901,057

 Insurance Carriers - 7.78%
 Transamerica Finance Corp.,
   5.55%, 7-9-98 .........................     1,650    1,647,965
 USAA Capital Corp.,
   5.53%, 7-30-98 ........................     1,830    1,821,848
   Total .................................              3,469,813

 Metal Mining - 4.25%
 BHP Finance (USA) Inc.,
   5.55%, 7-7-98 .........................     1,900    1,898,243

 Nondepository Institutions - 6.48%
 Associates Financial Services Co. of Puerto
   Rico Inc. (Associates Corp. of North
   America, Guarantor),
   5.52%, 7-29-98 ........................     1,800    1,792,272
 Penney (J.C.) Funding Corp.,
   5.52%, 7-15-98 ........................     1,100    1,097,639
   Total .................................              2,889,911


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Oil and Gas Extraction - 2.23%
 Arco British Ltd. (Atlantic Richfield
   Company, Guarantor),
   5.56%, 7-30-98 ........................    $1,000  $   995,521

 Personal Services - 3.85%
 Block Financial Corp.,
   5.53%, 8-27-98 ........................     1,735    1,719,809

 Printing and Publishing - 4.03%
 American Greetings Corp.,
   5.7%, 7-10-98 .........................     1,800    1,797,435

 Security and Commodity Brokers - 3.20%
 Merrill Lynch & Co., Inc.,
   5.52%, 9-1-98 .........................     1,440    1,426,310

 Textile Mill Products - 0.33%
 Sara Lee Corp.,
   5.5102%, Master Note ..................       149      149,000

Total Commercial Paper - 70.90%                        31,635,329

Notes
 Auto Repair, Services and Parking - 3.36%
 PHH Corporation,
   5.61%, 3-11-98 ........................     1,500    1,498,307

 Electric, Gas and Sanitary Services - 2.24%
 Baltimore Gas and Electric Company,
   5.6175%, 9-1-98 .......................     1,000    1,000,000

 Nondepository Institutions - 2.24%
 General Electric Capital Corp.,
   5.5625%, 9-8-98 .......................     1,000      999,540

Total Notes - 7.84%                                     3,497,847

TOTAL CORPORATE OBLIGATIONS - 78.74%                  $35,133,176
 (Cost: $35,133,176)

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS
California - 1.12%
 Oakland-Alameda County Coliseum Authority,
   Lease Revenue Bonds (Oakland Coliseum
   Arena Project), (Canadian Imperial Bank
   of Commerce),
   5.59%, 7-14-98 ........................    $  500  $   500,000

New Jersey - 0.59%
 New Jersey Economic Development Authority,
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (The Morey
   Organization, Inc. Project), Series of 1997
   (CoreStates Bank, N.A.),
   5.75%, 7-1-98 .........................       265      265,000

Pennsylvania - 3.79%
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (CoreStates Bank, N.A.),
   5.75%, 7-1-98 .........................     1,490    1,490,000
 Montgomery County Industrial Development
   Authority, Taxable Fixed Rate/Variable
   Rate Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (CoreStates Bank, N.A.),
   5.75%, 7-1-98 .........................       200      200,000
   Total .................................              1,690,000

Texas - 2.23%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.5696%, 8-4-98........................     1,000      994,740

TOTAL MUNICIPAL OBLIGATIONS - 7.73%                   $ 3,449,740
 (Cost: $3,449,740)

TOTAL INVESTMENT SECURITIES - 98.89%                  $44,122,675
 (Cost: $44,122,675)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.11%         493,208

NET ASSETS - 100.00%                                  $44,615,883

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 5.96%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $100   $  102,780
 Praxair, Inc.,
   6.7%, 4-15-2001 .......................       100      101,560
   Total .................................                204,340

Depository Institutions - 6.25%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      107,132
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      107,367
   Total .................................                214,499

Electric, Gas and Sanitary Services - 9.60%
 UtiliCorp United,
   6.875%, 10-1-2004 .....................       100      101,749
 WMX Technologies, Inc.,
   8.25%, 11-15-99 .......................       100      102,573
 Western Resources, Inc.,
   7.25%, 8-15-2002 ......................       120      124,829
   Total .................................                329,151

Electronic and Other Electric Equipment - 3.04%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       100      104,275

Furniture and Fixtures - 2.93%
 Masco Corporation,
   6.625%, 9-15-99 .......................       100      100,658

Instruments and Related Products - 3.08%
 Baxter International Inc.,
   7.625%, 11-15-2002 ....................       100      105,574

Insurance Carriers - 4.39%
 American General Finance Corporation,
   6.2%, 3-15-2003 .......................       150      150,644

Nondepository Institutions - 2.95%
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      101,010

Oil and Gas Extraction - 3.52%
 USX Corporation,
   9.8%, 7-1-2001 ........................       110      120,596


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Petroleum and Coal Products - 2.86%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-2004 ......................      $ 92   $   98,102

Railroad Transportation - 3.05%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       100      104,691

Security and Commodity Brokers - 3.00%
 Salomon Inc.,
   7.75%, 5-15-2000 ......................       100      103,016

Textile Mill Products - 2.93%
 Fruit of the Loom, Inc.,
   7.875%, 10-15-99 ......................       100      100,389

Transportation by Air - 2.93%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       100      100,654

Wholesale Trade -- Durable Goods - 3.07%
 Westinghouse Electric Corporation,
   8.875%, 6-1-2001 ......................       100      105,247

TOTAL CORPORATE DEBT SECURITIES - 59.56%               $2,042,846
 (Cost: $2,017,637)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation,
   7.0%, 5-15-2005 .......................       100      100,843
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................        53       52,447
   6.4%, 12-27-2004 ......................       155      155,702
   7.95%, 3-7-2005 .......................       100      103,375
   7.5%, 11-15-2006 ......................       100      101,969
   6.5%, 12-1-2010 .......................        81       81,180
   6.0%, 1-1-2011 ........................        76       74,742
   6.5%, 2-1-2011 ........................        82       82,313
   7.0%, 5-1-2011 ........................        74       75,234
   7.0%, 7-1-2011 ........................        80       81,080
   7.0%, 9-1-2012 ........................        89       90,956
   6.0%, 9-25-2014 .......................        31       31,398
   11.0%, 10-1-2020 ......................        22       25,478
   7.0%, 4-1-2026 ........................        86       87,453
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        56       57,017

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.02%     $1,201,187
 (Cost: $1,187,322)

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1998

                                                            Value

TOTAL SHORT-TERM SECURITIES - 3.36%                    $  115,000
 (Cost: $115,000)

TOTAL INVESTMENT SECURITIES - 97.94%                   $3,359,033
 (Cost: $3,319,959)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.06%          70,752

NET ASSETS - 100.00%                                   $3,429,785


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 4.10%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................    $  500 $    600,125
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     1,000    1,171,170
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,445,060
   Total .................................              4,216,355

Communication - 5.86%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     1,000    1,260,890
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      998,860
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      540,000
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,096,810
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (E) ....................       500      430,000
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,146,180
 Viacom International Inc.,
   10.25%, 9-15-2001 .....................       500      554,580
   Total .................................              6,027,320

Depository Institutions - 11.07%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     1,500    1,540,305
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      507,500
 Citicorp,
   9.5%, 2-1-2002 ........................       500      551,980
 First Union Corporation:
   6.824%, 8-1-2026 ......................     1,132    1,272,153
   6.55%, 10-15-2035 .....................       525      534,208
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,127,490
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,201,030
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,259,480
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,500    1,570,815
 SouthTrust Bank of Alabama, N.A.:
   5.58%, 2-6-2006 .......................     1,000      990,450
   7.69%, 5-15-2025 ......................       500      592,725
 Sumitomo Bank, Limited (The),
   9.4%, 12-29-2049 (A) ..................       250      248,460
   Total .................................             11,396,596

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 10.26%
 Cajun Electric Power Cooperative, Inc.,
   8.92%, 3-15-2019 ......................    $1,500 $  1,573,230
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust:
   PG&E-1,
   6.42%, 9-25-2008 ......................     1,000    1,021,410
   SCE-1,
   6.38%, 9-25-2008 ......................     1,000    1,011,900
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................       678      748,885
 El Paso Electric Company,
   7.25%, 2-1-99 .........................       500      501,745
 Entergy Arkansas, Inc.,
   7.5%, 8-1-2007 ........................       750      781,552
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,063,420
 Niagara Mohawk Power:
   9.5%, 6-1-2000 ........................       500      524,960
   7.375%, 7-1-2003 ......................       500      503,125
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99 .......................       500      501,425
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................       656      703,521
 Southern Company Capital Trust I,
   8.19%, 2-1-2037 .......................     1,500    1,622,490
   Total .................................             10,557,663

Fabricated Metal Products - 0.48%
 Mark IV Industries, Inc.,
   7.5%, 9-1-2007 ........................       500      496,250

Food and Kindred Products - 2.90%
 Anheuser-Busch,
   7.0%, 9-1-2005 ........................       500      518,565
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................    10,000    2,465,600
   Total .................................              2,984,165

Food Stores - 0.52%
 Kroger Co. (The),
   7.65%, 4-15-2007 ......................       500      538,120

General Merchandise Stores - 0.24%
 Fred Meyer, Inc.,
   7.15%, 3-1-2003 .......................       250      251,233

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 1.00%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................    $  500 $    508,750
   8.625%, 12-1-2003 .....................       500      525,000
   Total .................................              1,033,750

Holding and Other Investment Offices - 0.48%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-2005 .......................       500      496,185

Instruments and Related Products - 0.73%
 Raytheon Company,
   6.45%, 8-15-2002 ......................       750      757,440

Insurance Carriers - 0.51%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      522,125

Lumber and Wood Products - 0.24%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       250      244,375

Nondepository Institutions - 6.72%
 CHYPS CBO 1997-1 Ltd.,
   0.0%, 1-15-2010 (A)(E) ................     1,500    1,509,375
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,084,560
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,201,460
 IMC Home Equity Loan Trust,
   6.9%, 1-20-2022 .......................     1,000    1,015,000
 National Rural Utilities Cooperative
   Finance Corp.,
   6.1%, 12-22-2000 ......................       500      502,475
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     1,000    1,037,270
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................       500      570,325
   Total .................................              6,920,465

Oil and Gas Extraction - 3.05%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     1,000    1,118,390
 Louis Dreyfus Natural Gas Corp.,
   9.25%, 6-15-2004 ......................       500      547,500

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction (Continued)
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................    $   27 $     29,251
 Oryx Energy Company,
   10.0%, 4-1-2001 .......................       400      435,060
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000    1,007,300
   Total .................................              3,137,501

Paper and Allied Products - 1.56%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      511,035
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,090,760
   Total .................................              1,601,795

Printing and Publishing - 1.52%
 News America Holdings Incorporated,
   7.45%, 6-1-2000 .......................       500      512,340
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-2027 ........................     1,000    1,050,740
   Total .................................              1,563,080

Security and Commodity Brokers - 1.46%
 Lehman Brothers Holdings Inc.,
   6.05%, 4-28-2000 ......................       500      500,345
 Salomon Inc.,
   3.65%, 2-14-2002 ......................     1,000      999,330
   Total .................................              1,499,675

Stone, Clay and Glass Products - 1.78%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................       500      533,315
 Owens-Illinois, Inc.,
   7.15%, 5-15-2005 ......................       750      757,275
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      539,165
   Total .................................              1,829,755

Transportation Equipment - 0.49%
 Coltec Industries Inc.,
   7.5%, 4-15-2008 (A) ...................       500      506,250

United States Postal Service - 0.25%
 Postal Square Limited Partnership,
   6.5%, 6-15-2022 .......................       247      253,373


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade -- Durable Goods - 2.61%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................    $  900 $    843,777
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,500    1,838,445
   Total .................................              2,682,222

TOTAL CORPORATE DEBT SECURITIES - 57.83%             $ 59,515,693
 (Cost: $56,723,365)

OTHER GOVERNMENT SECURITIES
Canada - 4.93%
 Hydro-Quebec:
   8.05%, 7-7-2024 .......................     1,000    1,189,720
   7.4%, 3-28-2025 .......................     1,000    1,207,100
 Province de Quebec:
   5.67%, 2-27-2026 ......................     1,500    1,594,440
   6.29%, 3-6-2026 .......................     1,000    1,084,450
   Total .................................              5,075,710

Korea - 0.22%
 Korea Development Bank (The),
   6.25%, 5-1-2000 .......................       250      229,262

Supranational - 1.17%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,197,850

TOTAL OTHER GOVERNMENT SECURITIES - 6.32%            $  6,502,822
 (Cost: $5,876,608)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................     2,000    2,044,360
   7.5%, 11-15-2017 ......................       856      860,585
   6.5%, 9-25-2018 .......................       500      504,580
   7.5%, 4-15-2019 .......................     1,547    1,583,937
   7.95%, 12-15-2020 .....................     2,876    2,912,681
   6.25%, 1-15-2021 ......................     4,000    4,001,240
 Federal National Mortgage Association:
   5.98%, 6-18-2003 ......................     1,000    1,000,160
   0.0%, 10-9-2019 .......................     4,000    1,150,640
   7.0%, 9-25-2020 .......................       500      512,185
   6.5%, 7-25-2028 .......................       500      500,720

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................    $1,604 $  1,650,616
   7.5%, 12-15-2023 ......................     1,840    1,892,856
   8.0%, 9-15-2025 .......................     1,436    1,501,048
   7.0%, 7-20-2027 .......................       627      635,422
   7.0%, 8-20-2027 .......................     1,284    1,300,767
   7.75%, 10-15-2031 .....................       318      330,424
 United States Treasury:
   6.75%, 5-31-99 ........................       500      505,390
   5.75%, 10-31-2000 .....................     6,000    6,028,140
   5.25%, 1-31-2001 ......................     1,000      993,750
 Miscellaneous United States Government Backed
   Securities:
   Tennessee Valley Authority,
    5.88%, 4-1-2036  .....................       750      779,752
   United States Department of Veterans Affairs,
    Guaranteed Remic Pass-Through Certificates,
    Vendee Mortgage Trust:
    1997-2 Class C,
    7.5%, 8-15-2017  .....................     2,000    2,051,240
    1998-1 Class 2B,
    7.0%, 5-15-2005  .....................       250      258,125

TOTAL UNITED STATES GOVERNMENT SECURITIES - 32.06%   $ 32,998,618
 (Cost: $32,538,677)

TOTAL SHORT-TERM SECURITIES - 1.87%                  $  1,925,698
 (Cost: $1,925,698)

TOTAL INVESTMENT SECURITIES - 98.08%                 $100,942,831
 (Cost: $97,064,348)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.92%       1,976,278

NET ASSETS - 100.00%                                 $102,919,109

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998
                                              Shares        Value
COMMON STOCKS AND WARRANTS
Communication - 0.51%
 Allegiance Telecom, Inc., Warrants (A)*       1,000 $      5,450
 Concentric Network Corporation,
   Warrants (A)* .........................       750      101,250
 Heartland Wireless Communications,
   Inc., Warrants (A)* ...................     3,000           30
 Iridium LLC, Warrants (A)*  .............       500      107,500
 Microcell Telecommunications Inc.,
   Warrants(A)* ..........................     5,000       95,155
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       500       10,000
 Young Broadcasting Inc., Class A*  ......     5,000      325,310
   Total .................................                644,695

Electronic and Other Electric Equipment - 0.01%
 Powertel, Inc., Warrants*  ..............     2,400       19,800

Food and Kindred Products - 0.78%
 Keebler Foods Company*  .................    36,000      990,000

Furniture and Fixtures - 0.32%
 Lear Corporation*  ......................     8,000      410,496

General Building Contractors - 0.35%
 Walter Industries, Inc.*  ...............    23,272      440,702

Instruments and Related Products - 0.91%
 Maxxim Medical, Inc.*  ..................    40,000    1,160,000

Miscellaneous Retail - 0.95%
 Duane Reade Holding Corp.*  .............    20,000      600,000
 Finlay Enterprises, Inc.*  ..............    25,000      603,900
   Total .................................              1,203,900

TOTAL COMMON STOCKS AND WARRANTS - 3.83%             $  4,869,593
 (Cost: $3,790,097)

PREFERRED STOCKS
Communication - 0.50%
 IXC Communications, Inc., 12.5%*  .......       546      633,360

Depository Institutions - 0.70%
 California Federal Bank,
   F.S.B., 10.625% .......................     5,000      552,500
 California Federal Preferred Capital
   Corporation, 9.125% ...................    12,500      337,500
   Total .................................                890,000

Printing and Publishing - 0.41%
 PRIMEDIA Inc., 10.0%  ...................     5,000      522,500

TOTAL PREFERRED STOCKS - 1.61%                       $  2,045,860
 (Cost: $1,864,884)
            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 1.03%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 (A) ..................    $  750 $    755,625
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................       500      551,250
   Total .................................              1,306,875

Agricultural Production -- Livestock - 0.24%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      310,500

Amusement and Recreation Services - 3.53%
 American Skiing Company,
   12.0%, 7-15-2006 ......................     1,000    1,125,000
 Premier Parks Inc.,
   0.0%, 4-1-2008 (E) ....................     2,500    1,656,250
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ......................       500      585,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,125,000
   Total .................................              4,491,250

Apparel and Accessory Stores - 0.41%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 .....................       500      525,000

Apparel and Other Textile Products - 1.64%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000    1,057,500
 Pillowtex Corporation,
   9.0%, 12-15-2007 ......................     1,000    1,030,000
   Total .................................              2,087,500

Auto Repair, Services and Parking - 0.41%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A) ................       500      525,000

Automotive Dealers and Service Stations - 0.89%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ......................     1,000    1,130,000

Building Materials and Garden Supplies - 0.80%
 JTM Industries, Inc.,
   10.0%, 4-15-2008 (A) ..................     1,000    1,015,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Business Services - 3.03%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 .....................    $  750 $    821,250
 DecisionOne Holdings Corp., Units,
   0.0%, 8-1-2008 (E)(F) .................     1,750    1,050,000
 Federal Data Corporation,
   10.125%, 8-1-2005 .....................       500      516,875
 Lamar Advertising Company,
   9.625%, 12-1-2006 .....................     1,000    1,072,500
 Rental Service Corporation,
   9.0%, 5-15-2008 (A) ...................       400      400,000
   Total .................................              3,860,625

Chemicals and Allied Products - 1.86%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 (A) ..................       750      761,250
 Dade International Inc.,
   11.125%, 5-1-2006 .....................       500      565,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ....................     1,000    1,040,000
   Total .................................              2,366,250

Communication - 23.57%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 .....................       500      516,250
   9.25%, 10-1-2002 ......................       500      517,500
   10.5%, 7-15-2004 ......................       500      546,250
   9.875%, 3-1-2007 ......................       500      541,250
 Allbritton Communications Company,
   9.75%, 11-30-2007 .....................       500      550,000
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (A)(E) ................     1,000      532,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      802,500
 CSC Holdings, Inc.,
   9.875%, 2-15-2013 .....................     1,450    1,602,250
 Comcast Corporation,
   9.5%, 1-15-2008 .......................       350      373,744
 Concentric Network Corporation,
   12.75%, 12-15-2007 ....................       750      796,875
 Crown Castle International Corp.,
   0.0%, 11-15-2007 (E) ..................     1,000      685,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (E) ..................       500      415,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 GST Telecommunications,
   0.0%, 11-15-2007 (E) ..................    $1,000 $  1,162,500
 Hyperion Telecommunications, Inc.,
   0.0%, 4-15-2003 (E) ...................     2,000    1,490,000
 ICG Services, Inc.,
   0.0%, 5-1-2008 (A)(E) .................       900      526,500
 ITC /\ DeltaCom, Inc.,
   8.875%, 3-1-2008 ......................       500      508,750
 IXC Communications, Inc.,
   9.0%, 4-15-2008 (A) ...................       500      502,500
 Intermedia Communications of Florida, Inc.:
   0.0%, 5-15-2006 (E) ...................       750      613,125
   8.5%, 1-15-2008 .......................       750      751,875
 Iridium LLC:
   10.875%, 7-15-2005 ....................       650      645,125
   11.25%, 7-15-2005 .....................       500      501,250
   13.0%, 7-15-2005 ......................     1,000    1,065,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (A)(E) .................       750      502,500
 Marcus Cable Co.,
   0.0%, 12-15-2005 (E) ..................     1,000      930,000
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (E) ....................     1,500    1,455,000
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (A)(E) ................     1,000      617,500
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (E) ....................     1,750    1,308,125
 Micron Custom Manufacturing Services, Inc.,
   9.75%, 3-1-2008 (A) ...................       500      471,250
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (E) ...................     1,000      972,500
   0.0%, 2-15-2008 (A)(E) ................     1,000      637,500
 NEXTLINK Communications, Inc.,
   9.625%, 10-1-2007 .....................       900      918,000
 OnePoint Communications Corp., Units,
   14.5%, 6-1-2008 (A)(G) ................       900      864,000
 Pathnet, Inc., Units,
   12.25%, 4-15-2008 (A)(H) ..............       500      530,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ......................       500      531,250
 Salem Communications Corporation,
   9.5%, 10-1-2007 .......................       500      520,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (E) ...................     1,000      855,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 .....................       500      525,000


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 VersaTel Telecom B.V., Units,
   13.25%, 5-15-2008 (A)(I) ..............    $  500 $    527,500
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 (Convertible) (A)(E) .       500      695,000
   0.0%, 3-15-2008 (A)(E) ................     1,000      992,500
   10.0%, 3-15-2008 (A) ..................       500      497,500
   Total .................................             29,995,869

Depository Institutions - 1.28%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 .....................     1,000    1,062,500
   12.5%, 4-15-2003 ......................       500      567,500
   Total .................................              1,630,000

Eating and Drinking Places - 0.39%
 Foodmaker, Inc.,
   8.375%, 4-15-2008 (A) .................       500      500,000

Electric, Gas and Sanitary Services - 1.01%
 Allied Waste Industries, Inc.,
   0.0%, 6-1-2007 (E) ....................     1,000      735,000
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 .....................       500      548,750
   Total .................................              1,283,750

Electronic and Other Electric Equipment - 4.34%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ......................       450      464,063
 Echostar Communications Corporation:
   0.0%, 3-15-2004 (E) ...................       500      459,375
   0.0%, 6-1-2004 (E) ....................     1,000      972,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 (A) ..................       500      463,750
 Intercel, Inc.,
   0.0%, 2-1-2006 (E) ....................       750      585,937
 Omnipoint Corporation,
   11.625%, 8-15-2006 ....................     1,250    1,325,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 .......................       500      460,000
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 (A) ..................       500      495,625
 WESCO International, Inc.,
   0.0%, 6-1-2008 (A)(E) .................       500      293,750
   Total .................................              5,520,000

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Engineering and Management Services - 0.49%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (E) ...................    $1,000 $    617,500

Fabricated Metal Products - 2.92%
 Neenah Corporation,
   11.125%, 5-1-2007 .....................     1,500    1,638,750
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      517,500
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ....................     1,000    1,040,000
 U.S. Can Corporation,
   10.125%, 10-15-2006 ...................       500      526,250
   Total .................................              3,722,500

Food and Kindred Products - 1.19%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ......................       500      508,750
 Eagle Family Foods, Inc.,
   8.75%, 1-15-2008 (A) ..................       500      490,000
 Southern Foods Group, L.P.,
   9.875%, 9-1-2007 (A) ..................       500      520,000
   Total .................................              1,518,750

Food Stores - 0.80%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      522,500
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ........................       500      490,000
   Total .................................              1,012,500

Health Services - 2.09%
 Hudson Respiratory Care Inc.,
   9.125%, 4-15-2008 (A) .................       500      487,500
 Multicare Companies, Inc. (The),
   9.0%, 8-1-2007 ........................       750      742,500
 Paragon Health Network, Inc.,
   9.5%, 11-1-2007 .......................       900      913,500
 Tenet Healthcare Corporation,
   8.625%, 1-15-2007 .....................       500      512,500
   Total .................................              2,656,000

Heavy Construction, Except Building - 0.57%
 Level 3 Communications, Inc.,
   9.125%, 5-1-2008 (A) ..................       750      729,375



            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 1.82%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 .....................    $1,000 $  1,065,000
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,250,000
   Total .................................              2,315,000

Hotels and Other Lodging Places - 2.94%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ......................       500      517,500
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ......................       500      542,500
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ......................     1,500    1,593,750
   9.75%, 4-1-2007 .......................       500      531,250
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ....................       500      555,625
   Total .................................              3,740,625

Industrial Machinery and Equipment - 3.53%
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (E) ...................     2,000    1,330,000
 Morris Material Handling, Inc.,
   9.5%, 4-1-2008 (A) ....................     1,000      932,500
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (A) .................       750      753,750
 Terex Corporation,
   8.875%, 4-1-2008 (A) ..................     1,000      985,000
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      490,000
   Total .................................              4,491,250

Instruments and Related Products - 1.72%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ....................       500      540,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .......................     1,500    1,653,750
   Total .................................              2,193,750

Miscellaneous Manufacturing Industries - 0.81%
 Amscan Holdings Inc.,
   9.875%, 12-15-2007 ....................       500      520,000
 Hedstrom Corporation,
   10.0%, 6-1-2007 .......................       500      513,750
   Total .................................              1,033,750


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 0.87%
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ....................    $1,000 $  1,110,000

Motion Pictures - 1.95%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .......................       500      505,000
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 .....................     1,500    1,575,000
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 (A) ....................       400      401,500
   Total .................................              2,481,500

Oil and Gas Extraction - 1.67%
 Cross Timbers Oil,
   8.75%, 11-1-2009 ......................       500      502,500
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ......................     1,000    1,087,500
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ......................       500      532,500
   Total .................................              2,122,500

Paper and Allied Products - 4.05%
 Buckeye Technologies Inc.,
   8.0%, 10-15-2010 (A) ..................       750      757,500
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,616,250
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       421      430,788
 Huntsman Packaging Corporation,
   9.125%, 10-1-2007 .....................       750      748,125
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      535,625
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 (A) .................       500      511,250
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (A)(E) ................     1,000      550,000
   Total .................................              5,149,538

Personal Services - 0.43%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 .....................       500      548,750


            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 0.82%
 Weirton Steel Corporation,
   11.375%, 7-1-2004 .....................    $  500 $    532,500
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 .....................       500      510,000
   Total .................................              1,042,500

Printing and Publishing - 2.80%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,080,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ........................       500      508,750
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 (A) ...............     1,000    1,055,000
 TransWestern Publishing Company LLC,
   9.625%, 11-15-2007 ....................       900      922,500
   Total .................................              3,566,250

Real Estate - 0.40%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ....................       500      508,750

Rubber and Miscellaneous Plastics Products - 4.36%
 Graham Packaging Holdings Company and
   GPC Capital Corp. II,
   0.0%, 1-15-2009 (A)(E) ................     6,000    3,765,000
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 (A) ..................       500      510,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 (A) .................       750      746,250
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 .....................       500      525,000
   Total .................................              5,546,250

Social Services - 0.60%
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 (A) ..................       750      759,375

Stone, Clay and Glass Products - 0.78%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 (A) .................     1,000      992,500

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 2.41%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ......................    $  500 $    537,500
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ......................       500      555,000
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ......................     1,500    1,443,750
 Glenoit Corporation,
   11.0%, 4-15-2007 ......................       500      536,250
   Total .................................              3,072,500

Transportation Equipment - 1.60%
 Federal-Mogul Corporation:
   7.75%, 7-1-2006 .......................     1,000    1,013,750
   7.875%, 7-1-2010 ......................       500      502,500
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      520,000
   Total .................................              2,036,250

Transportation Services - 0.55%
 Transportacion Maritima Mexicana,
   S.A. de C.V.,
   10.0%, 11-15-2006 .....................       750      701,250

Trucking and Warehousing - 0.43%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ....................       500      542,500

Wholesale Trade -- Durable Goods - 1.26%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ....................     1,000    1,075,000
 Sealy Mattress Company,
   9.875%, 12-15-2007 (A) ................       500      530,000
   Total .................................              1,605,000

Wholesale Trade -- Nondurable Goods - 2.61%
 Color Spot Nurseries Inc.,
   10.5%, 12-15-2007 .....................       900      864,000
 Gaylord Container Corporation,
   9.375%, 6-15-2007 .....................       500      481,250
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 (A) ..................     1,000      966,250
 Richmont Marketing Specialists Inc.,
   10.125%, 12-15-2007 (A) ...............       500      510,625
 U.S. Office Products Company,
   9.75%, 6-15-2008 (A) ..................       500      501,250
   Total .................................              3,323,375

            See Notes to Schedules of Investments on pages 58 - 61.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1998

                                                            Value

TOTAL CORPORATE DEBT SECURITIES - 90.90%             $115,687,407
 (Cost: $111,800,625)

TOTAL SHORT-TERM SECURITIES - 1.90%                  $  2,422,850
 (Cost $2,422,850)

TOTAL INVESTMENT SECURITIES - 98.24%                 $125,025,710
 (Cost: $119,878,456)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.76%       2,235,417

NET ASSETS - 100.00%                                 $127,261,127


            See Notes to Schedules of Investments on pages 58 - 61.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.
 (A) As of June 30, 1998, the following restricted securities were owned:
                                Shares/
                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date    in 000's      Cost   Value
 ----------------  --------------------------------------------
                                Growth Portfolio

 Adaptec Inc., Convertible,
    4.75%, 2-1-2004    1/28/97    $1,500$1,500,000$1,177,500
                       2/28/97     1,000   995,000   785,000
                                        --------------------
                                        $2,495,000$1,962,500
                                        ====================

                            Asset Strategy Portfolio

 Centrais Electricas Brasileiras S.A.,
    10.0%, 10-30-98    2/20/98    $  200  $203,500  $201,500
                                          ========  ========

                                 Bond Portfolio

 CHYPS CBO 1997-1 Ltd.,
    0.0%, 1-15-2010   11/25/97    $1,500$1,444,062$1,509,375
 Coltec Industries Inc.,
    7.5%, 4-15-2008     4/8/98       500   499,235   506,250
 Sumitomo Bank, Limited (The),
    9.4%, 12-29-2049    2/6/98       250   250,000   248,460
                                        --------------------
                                        $2,193,297$2,264,085
                                        ====================

                             High Income Portfolio

 Allegiance Telecom, Inc.,
    Warrants           1/29/98     1,000$    19,096$      5,450
 Concentric Network Corporation,
    Warrants          12/15/97       750    24,375   101,250
 Heartland Wireless Communications,
    Inc., Warrants     4/20/95     3,000    18,500        30
 Iridium LLC, Warrants 7/15/97       500    28,414   107,500
 Microcell Telecommunications Inc.,
    Warrants           6/13/96     5,000    61,247    95,155
 Allegiance Telecom, Inc.,
    0.0%, 2-15-2008    1/29/98    $1,000   565,424   532,500
 Aqua-Chem, Inc.,
    11.25%, 7-1-2008   6/18/98       750   750,000   761,250
 Buckeye Technologies Inc.,
    8.0%, 10-15-2010    6/8/98       750   745,763   757,500
 Eagle Family Foods, Inc.,
    8.75%, 1-15-2008   2/10/98       500   504,375   490,000
 Elgar Holdings, Inc.,
    9.875%, 2-1-2008   1/30/98       500   500,000   463,750
 Foodmaker, Inc.,
    8.375%, 4-15-2008   4/8/98       500   499,160   500,000
 Frank's Nursery & Crafts, Inc.,
    10.25%, 3-1-2008   2/23/98       750   750,000   755,625
 Graham Packaging Holdings Company and
    GPC Capital Corp. II,
    0.0%, 1-15-2009 1/23/98 to
                       1/26/98     6,000 3,666,020 3,765,000
 Heafner (J.H.) Company, Inc. (The),
    10.0%, 5-15-2008   5/15/98       500   500,000   510,000
 Home Products International, Inc.,
    9.625%, 5-15-2008   5/7/98       750   750,000   746,250
 Hudson Respiratory Care Inc.,
    9.125%, 4-15-2008   4/2/98       500   500,000   487,500
 ICG Services, Inc.,
    0.0%, 5-1-2008     4/22/98       900   555,219   526,500
 IXC Communications, Inc.,
    9.0%, 4-15-2008    4/16/98       500   500,000   502,500
 JTM Industries, Inc.,
    10.0%, 4-15-2008   4/30/98     1,000 1,012,500 1,015,000
 La Petite Academy, Inc. and LPA Holding Corp.,
    10.0%, 5-15-2008    5/6/98       750   750,000   759,375
 Level 3 Communications, Inc.,
    9.125%, 5-1-2008   4/23/98       750   746,843   729,375
 LIN Holdings Corp.,
    0.0%, 3-1-2008     2/18/98       750   460,688   502,500
 MetroNet Communications Corp.,
    0.0%, 6-15-2008     6/4/98     1,000   614,550   617,500
 Micron Custom Manufacturing Services, Inc.,
    9.75%, 3-1-2008    2/19/98       500   500,000   471,250
 Morris Material Handling, Inc.,
    9.5%, 4-1-2008     3/23/98     1,000 1,000,000   932,500
 National Equipment Services, Inc.,
    10.0%, 11-30-2004  11/20/97      750   740,752   753,750
 Nebraska Book Company, Inc.,
    8.75%, 2-15-2008   2/10/98     1,000 1,003,437   966,250
 Nextel Communications, Inc.,
    0.0%, 2-15-2008    2/10/98     1,000   617,500   637,500
 OnePoint Communications Corp., Units,
    14.5%, 6-1-2008    5/15/98       900   900,000   864,000
 Outsourcing Services Group, Inc.,
    10.875%, 3-1-2006  2/26/98       500   500,000   511,250
 Pathnet, Inc., Units,
    12.25%, 4-15-2008   4/1/98       500   500,000   530,000
 Perry-Judd's Incorporated,
    10.625%, 12-15-2007  12/10/97    650   650,000   685,750
                        2/9/98       350   370,125   369,250
 Regal Cinemas, Inc.,
    9.5%, 6-1-2008     5/21/98       400   399,324   401,500
 Rental Service Corporation,
    9.0%, 5-15-2008     5/8/98       400   400,000   400,000
 Richmont Marketing Specialists Inc.,
    10.125%, 12-15-2007 12/16/97     500   500,000   510,625
 SF Holdings Group, Inc.,
    0.0%, 3-15-2008     3/6/98     1,000   552,500   550,000
 SIMCALA, Inc.,
    9.625%, 4-15-2006  3/24/98     1,000 1,000,000   992,500
 Safelite Glass Corp.,
    9.875%, 12-15-2006 3/25/98       500   531,250   525,000
 Sealy Mattress Company,
    9.875%, 12-15-2007  12/11/97     500   500,000   530,000
 Southern Foods Group, L.P.,
    9.875%, 9-1-2007   8/27/97       500   500,000   520,000
 Terex Corporation,
    8.875%, 4-1-2008   3/24/98     1,000   995,760   985,000
 U.S. Office Products Company,
    9.75%, 6-15-2008    6/5/98       500   497,690   501,250
 VersaTel Telecom B.V., Units,
    13.25%, 5-15-2008  5/20/98       500   500,000   527,500
 WESCO Distribution, Inc.,
    9.125%, 6-1-2008   5/29/98       500   498,375   495,625
 WESCO International, Inc.,
    0.0%, 6-1-2008     5/29/98       500   290,105   293,750
WinStar Communications, Inc.:    0.0%, 10-15-2005
     (Convertible)    10/14/97       500   467,500   695,000
    0.0%, 3-15-2008    3/25/98     1,000 1,030,000   992,500
    10.0%, 3-15-2008   3/17/98       500   500,000   497,500
                                        ----------------------
                                        $30,466,492$30,870,760
                                        ======================


     The total market value of restricted securities represents 0.26%, 1.75%, 2.20% and 24.26%, respectively, of the total net assets in the Growth Portfolio, Asset Strategy Portfolio, Bond Portfolio and High Income Portfolio at June 30, 1998.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
(B)  Listed on an exchange outside of the United States.
(C) Principal amounts are denominated in the indicated foreign currency where applicable (DM - Deutsche Mark).
(D) Each unit of Spiros Development Corporation II, Inc. consists of one share of callable common stock, par value $0.001 per share, of Spiros Development Corporation II, Inc. and one warrant to purchase one-fourth of one share of common stock, par value $0.001 per share, of Dura Pharmaceuticals, Inc.
(E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(F) Each Unit of DecisionOne Holdings Corp. consists of $1,000 principal amount at maturity of 11.5% senior discount debentures due 2008 and one warrant to purchase 1.9 shares of common stock, par value $0.01 per share, of Quaker Holding Co.
(G) Each Unit of OnePoint Communications Corp. consists of $1,000 principal amount of 14.5% senior notes due 2008 and one warrant to purchase 0.635 shares of common stock, $0.01 par value of the company at an exercise price of $0.01 per share.
(H) Each Unit of Pathnet, Inc. consists of $1,000 principal amount of 12.25% senior notes due 2008 of the company and one warrant initially entitling the holder thereof to purchase 1.1 shares of common stock, par value $0.01 per share of the company at an exercise price of $0.01 per share.
(I) Each Unit of VersaTel Telecom B.V. consists of $1,000 principal amount of 13.25% senior notes due 2008 and one warrant to purchase 6.667 ordinary shares of VersaTel, par value NLG 0.10 per share.


See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)
(In Thousands,
 Except for Per Share Amounts)                             Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)        $749,463       $752,138        $18,187
 Cash   .................              4            ---              1
 Receivables:
   Investment securities
    sold  ...............            ---            361            ---
   Fund shares sold .....            656            561             64
   Dividends and interest            514            636              5
 Prepaid insurance
   premium ..............              2              1            ---
                                --------       --------        -------
    Total assets  .......        750,639        753,697         18,257
Liabilities                     --------       --------        -------
 Payable for investment
   securities purchased .          7,886          5,124            ---
 Payable to Fund
   shareholders .........            252            188              2
 Accrued accounting
   services fee (Note 2).              6              6              1
 Accrued management
   fee (Note 2) .........             14             14            ---
 Due to custodian  ......            ---              1            ---
 Dividends payable  .....            ---            ---            ---
 Other  .................            ---              8              1
                                --------       --------        -------
    Total liabilities  ..          8,158          5,341              4
                                --------       --------        -------
      Total net assets ..       $742,481       $748,356        $18,253
Net Assets                      ========       ========        =======
 $0.01 par value capital stock
   Capital stock ........       $    840       $    539        $    24
   Additional paid-in
    capital  ............        546,177        419,762         14,327
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)       1,881          3,315             (7)
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......          9,499        101,324           (501)
   Net unrealized appreciation
    of investments  .....        184,084        223,416          4,410
                                --------       --------        -------
    Net assets applicable to
      outstanding units
      of capital ........       $742,481       $748,356        $18,253
                                ========       ========        =======
Net asset value, redemption
 and offering price per share    $8.8400       $13.8918        $7.4532
                                 =======       ========        =======
Capital shares outstanding        83,991         53,870          2,449
Capital shares authorized        100,000        100,000        100,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)
(In Thousands,
 Except for Per Share Amounts)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)        $163,468       $178,672        $82,836
 Cash   .................            ---              1              1
 Receivables:
   Investment securities
    sold  ...............              9          2,050             38
   Fund shares sold .....            174            101            141
   Dividends and interest            353            122            489
 Prepaid insurance
   premium ..............            ---            ---            ---
                                --------       --------        -------
    Total assets  .......        164,004        180,946         83,505
Liabilities                     --------       --------        -------
 Payable for investment
   securities purchased .          1,628          1,815            602
 Payable to Fund
   shareholders .........             43             55            251
 Accrued accounting
   services fee (Note 2).              3              3              3
 Accrued management
   fee (Note 2) .........              4              4              1
 Due to custodian  ......            ---            ---            ---
 Dividends payable  .....            ---            ---            ---
 Other  .................             52              3              1
                                --------       --------        -------
    Total liabilities  ..          1,730          1,880            858
                                --------       --------        -------
      Total net assets ..       $162,274       $179,066        $82,647
Net Assets                      ========       ========        =======
 $0.01 par value capital stock
   Capital stock ........       $    187       $    186        $   112
   Additional paid-in
    capital  ............        106,240        143,444         69,064
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         655            447          1,045
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......          5,339         28,354          1,180
   Net unrealized appreciation
    of investments  .....         49,853          6,635         11,246
                                --------       --------        -------
    Net assets applicable to
      outstanding units
      of capital ........       $162,274       $179,066        $82,647
                                ========       ========        =======
Net asset value, redemption
 and offering price per share    $8.7000        $9.6395        $7.3492
                                 =======       ========        =======
Capital shares outstanding        18,652         18,576         11,246
Capital shares authorized        100,000        100,000         50,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)
(In Thousands,
 Except for Per Share Amounts)     Asset
                                Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)         $11,802        $44,123         $3,359
 Cash   .................              7              3              1
 Receivables:
   Investment securities
    sold  ...............             99            ---            ---
   Fund shares sold .....              4          1,438             17
   Dividends and interest             56            118             53
 Prepaid insurance
   premium ..............            ---              1            ---
                                 -------        -------         ------
    Total assets  .......         11,968         45,683          3,430
Liabilities                      -------        -------         ------
 Payable for investment
   securities purchased .            460            ---            ---
 Payable to Fund
   shareholders .........              1          1,058            ---
 Accrued accounting
   services fee (Note 2).              1              2            ---
 Accrued management
   fee (Note 2) .........            ---              1            ---
 Due to custodian  ......            ---            ---            ---
 Dividends payable  .....            ---              6            ---
 Other  .................              1            ---            ---
                                 -------        -------         ------
    Total liabilities  ..            463          1,067            ---
                                 -------        -------         ------
      Total net assets ..        $11,505        $44,616         $3,430
Net Assets                       =======        =======         ======
 $0.01 par value capital stock
   Capital stock ........        $    20        $   446         $    6
   Additional paid-in
    capital  ............         10,087         44,170          3,247
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         165            ---            129
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......            504            ---              9
   Net unrealized appreciation
    of investments  .....            729            ---             39
                                 -------        -------         ------
    Net assets applicable to
      outstanding units
      of capital ........        $11,505        $44,616         $3,430
                                 =======        =======         ======
Net asset value, redemption
 and offering price per share    $5.8244        $1.0000        $5.3451
                                 =======       ========        =======
Capital shares outstanding         1,975         44,616            642
Capital shares authorized        100,000        100,000         50,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)
(In Thousands,
 Except for Per Share Amounts)
                                    Bond    High Income
                               Portfolio      Portfolio
Assets                     -------------  -------------
 Investment securities--at
   value (Notes 1 and 3)        $100,943       $125,026
 Cash   .................          1,194              1
 Receivables:
   Investment securities
    sold  ...............            ---            763
   Fund shares sold .....             32             91
   Dividends and interest          1,318          2,193
 Prepaid insurance
   premium ..............            ---              1
                                --------       --------
    Total assets  .......        103,487        128,075
Liabilities                     --------       --------
 Payable for investment
   securities purchased .            500            750
 Payable to Fund
   shareholders .........             62             57
 Accrued accounting
   services fee (Note 2).              3              3
 Accrued management
   fee (Note 2) .........              1              2
 Due to custodian  ......            ---            ---
 Dividends payable  .....            ---            ---
 Other  .................              2              2
                                --------       --------
    Total liabilities  ..            568            814
                                --------       --------
      Total net assets ..       $102,919       $127,261
Net Assets                      ========       ========
 $0.01 par value capital stock
   Capital stock ........       $    185       $    256
   Additional paid-in
    capital  ............         97,188        115,261
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)       3,190          5,506
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......         (1,522)         1,091
   Net unrealized appreciation
    of investments  .....          3,878          5,147
                                --------       --------
    Net assets applicable to
      outstanding units
      of capital ........       $102,919       $127,261
                                ========       ========
Net asset value, redemption
 and offering price per share    $5.5719        $4.9731
                                 =======       ========
Capital shares outstanding        18,471         25,590
Capital shares authorized        100,000        100,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(In Thousands)                                             Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........       $  1,085       $  2,281         $   49
   Dividends ............          3,220          3,570              3
                                --------       --------         ------
    Total income  .......          4,305          5,851             52
                                --------       --------         ------
 Expenses (Note 2):
   Investment management
    fee  ................          2,373          2,439             48
   Accounting services
    fee  ................             35             35              5
   Custodian fees .......              9             23              3
   Audit fees ...........              8              8              4
   Legal fees ...........              8              7            ---
   Other ................             18             18             (1)
                                --------       --------         ------
    Total expenses  .....          2,451          2,530             59
                                --------       --------         ------
      Net investment
       income (loss)  ...          1,854          3,321             (7)
                                --------       --------         ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........          9,499        101,324           (501)
 Realized net gain (loss)
   on foreign currency
   transactions .........             27             (6)           ---
 Realized net gain on forward
   currency contracts ...            ---            ---            ---
 Realized net gain on
   options ..............            ---            ---            ---
                                --------       --------         ------
   Realized net gain (loss)
    on investments  .....          9,526        101,318           (501)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........         96,109         (1,192)         4,169
                                --------       --------         ------
    Net gain on
      investments .......        105,635        100,126          3,668
                                --------       --------         ------
      Net increase
       in net assets
       resulting from
       operations  ......       $107,489       $103,447         $3,661
                                ========       ========         ======

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(In Thousands)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........        $   381        $   875         $  915
   Dividends ............          1,072            302            382
                                 -------        -------         ------
    Total income  .......          1,453          1,177          1,297
                                 -------        -------         ------
 Expenses (Note 2):
   Investment management
    fee  ................            550            690            222
   Accounting services
    fee  ................             20             20             15
   Custodian fees .......             74              8              3
   Audit fees ...........              7              6              6
   Legal fees ...........              2              2              1
   Other ................              4              4              2
                                 -------        -------         ------
    Total expenses  .....            657            730            249
                                 -------        -------         ------
      Net investment
       income (loss)  ...            796            447          1,048
                                 -------        -------         ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........          4,991         28,126          1,180
 Realized net gain (loss)
   on foreign currency
   transactions .........           (141)           ---             (3)
 Realized net gain on forward
   currency contracts....            348            ---            ---
 Realized net gain on
   options ..............            ---            228            ---
                                 -------        -------         ------
   Realized net gain (loss)
    on investments  .....          5,198         28,354          1,177
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........         36,044         (5,262)         3,892
                                 -------        -------         ------
    Net gain on
      investments .......         41,242         23,092          5,069
                                 -------        -------         ------
      Net increase
       in net assets
       resulting from
       operations  ......        $42,038        $23,539         $6,117
                                 =======        =======         ======

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(In Thousands)
                          Asset Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........         $  197         $1,158           $147
   Dividends ............             23            ---            ---
                                  ------         ------           ----
    Total income  .......            220          1,158            147
                                  ------         ------           ----
 Expenses (Note 2):
   Investment management
    fee  ................             42            101             12
   Accounting services
    fee  ................              4             10            ---
   Custodian fees .......              3              4              1
   Audit fees ...........              5              4              5
   Legal fees ...........            ---              4            ---
   Other ................            ---              1            ---
                                  ------         ------           ----
    Total expenses  .....             54            124             18
                                  ------         ------           ----
      Net investment
       income (loss)  ...            166          1,034            129
                                  ------         ------           ----
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........            504            ---              9
 Realized net gain (loss)
   on foreign currency
   transactions .........             (1)           ---            ---
 Realized net gain on forward
   currency contracts ...            ---            ---            ---
 Realized net gain on
   options ..............            ---            ---            ---
                                  ------         ------           ----
   Realized net gain (loss)
    on investments  .....            503            ---              9
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            540            ---             (4)
                                  ------         ------           ----
    Net gain on
      investments .......          1,043            ---              5
                                  ------         ------           ----
      Net increase
       in net assets
       resulting from
       operations  ......         $1,209         $1,034           $134
                                  ======         ======           ====

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(In Thousands)
                                    Bond    High Income
                               Portfolio      Portfolio
                           -------------  -------------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........         $3,488         $5,841
   Dividends ............            ---            103
                                  ------         ------
    Total income  .......          3,488          5,944
                                  ------         ------
 Expenses (Note 2):
   Investment management
    fee  ................            264            403
   Accounting services
    fee  ................             20             20
   Custodian fees .......              3              3
   Audit fees ...........              6              6
   Legal fees ...........              1              2
   Other ................              4              4
                                  ------         ------
    Total expenses  .....            298            438
                                  ------         ------
      Net investment
       income (loss)  ...          3,190          5,506
                                  ------         ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........            667          1,091
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---            ---
 Realized net gain on
   forward currency
   contracts ............            ---            ---
 Realized net gain on
   options ..............            ---            ---
                                  ------         ------
   Realized net gain (loss)
    on investments  .....            667          1,091
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            (71)          (641)
                                  ------          -----
    Net gain on
      investments .......            596            450
                                  ------          -----
      Net increase
       in net assets
       resulting from
       operations  ......         $3,786         $5,956
                                  ======         ======
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(Dollars In Thousands)                                     Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $  1,854       $  3,321        $    (7)
   Realized net gain (loss)
    on investments  .....          9,526        101,318           (501)
   Unrealized appreciation
    (depreciation)  .....         96,109         (1,192)         4,169
                                --------       --------       --------
    Net increase
      in net assets
      resulting from
      operations.........        107,489        103,447          3,661
                                --------       --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............            ---            ---            ---
                                --------       --------       --------
 Capital share
   transactions** .......         (4,367)         8,005          4,385
                                --------       --------       --------
      Total increase
       (decrease)  ......        103,122        111,452          8,046
Net Assets
 Beginning of period  ...        639,359        636,904         10,207
                                --------       --------       --------
 End of period  .........       $742,481       $748,356        $18,253
                                ========       ========       ========
   Undistributed net investment
    income (loss)  ......         $1,881         $3,315            $(7)
                                  ======         ======           ====
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............      4,432,101      3,901,488        999,144
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........     (4,923,841)    (3,277,423)      (318,253)
                               ---------      ---------        -------
Increase (decrease) in
 outstanding capital
 shares .................       (491,740)       624,065        680,891
                               =========      =========        =======
Value issued from sale
 of shares  .............        $36,271        $51,576         $6,517
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........        (40,638)       (43,571)        (2,132)
                                 -------        -------         ------
Increase (decrease) in
 outstanding capital  ...        $(4,367)       $ 8,005         $4,385
                                 =======        =======         ======

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(Dollars In Thousands)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $    796       $    447        $ 1,048
   Realized net gain (loss)
    on investments  .....          5,198         28,354          1,177
   Unrealized appreciation
    (depreciation)  .....         36,044         (5,262)         3,892
                                --------       --------        -------
    Net increase
      in net assets
      resulting from
      operations.........         42,038         23,539          6,117
                                --------       --------        -------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............            ---            ---            ---
                                --------       --------        -------
 Capital share
   transactions** .......          5,605          7,289          8,771
                                --------       --------        -------
      Total increase
       (decrease)  ......         47,643         30,828         14,888
Net Assets
 Beginning of period  ...        114,631        148,238         67,759
                                --------       --------        -------
 End of period  .........       $162,274       $179,066        $82,647
                                ========       ========        =======
   Undistributed net investment
    income (loss)  ......           $655           $447         $1,045
                                    ====           ====         ======
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............      1,584,255      1,665,041      1,680,374
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........       (887,554)      (881,124)      (445,356)
                               ---------      ---------      ---------
Increase (decrease) in
 outstanding capital shares      696,701        783,917      1,235,018
                               =========      =========      =========
Value issued from sale
 of shares  .............        $12,329        $15,238        $11,951
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........         (6,724)        (7,949)        (3,180)
                                 -------        -------        -------
Increase (decrease) in
 outstanding capital  ...        $ 5,605        $ 7,289        $ 8,771
                                 =======        =======        =======



                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(Dollars In Thousands)
                          Asset Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
                          --------------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......        $   166         $1,034         $  129
   Realized net gain (loss)
    on investments  .....            503            ---              9
   Unrealized appreciation
    (depreciation)  .....            540            ---             (4)
                                 -------        -------         ------
    Net increase
      in net assets
      resulting from
      operations.........          1,209          1,034            134
                                 -------        -------         ------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............            ---         (1,034)           ---
                                 -------        -------         ------
 Capital share
   transactions** .......            486          1,316           (956)
                                 -------        -------         ------
      Total increase
       (decrease)  ......          1,695          1,316           (822)
Net Assets
 Beginning of period  ...          9,810         43,300          4,252
                                 -------        -------         ------
 End of period  .........        $11,505        $44,616         $3,430
                                 =======        =======         ======
   Undistributed net investment
    income (loss)  ......           $165           $---           $129
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............        198,196    107,862,958        112,251
Shares issued from reinvest-
 ment of dividends  .....            ---      1,034,059            ---
Shares redeemed .........       (110,480)  (107,581,283)      (290,155)
                                 -------    -----------        -------
Increase (decrease) in
 outstanding capital shares       87,716      1,315,734       (177,904)
                                 =======    ===========        =======
Value issued from sale
 of shares  .............         $1,092       $107,863         $  591
Value issued from reinvest-
 ment of dividends  .....            ---          1,034            ---
Value redeemed ..........           (606)      (107,581)        (1,547)
        .................         ------       --------         ------
Increase (decrease) in
 outstanding capital  ...         $  486       $  1,316         $ (956)
                                  ======       ========         ======


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1998
(Unaudited)
(Dollars In Thousands)
                                    Bond    High Income
                               Portfolio      Portfolio
                             -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $  3,190       $  5,506
   Realized net gain (loss)
    on investments  .....            667          1,091
   Unrealized appreciation
    (depreciation)  .....            (71)          (641)
                                --------       --------
    Net increase
      in net assets
      resulting from
      operations.........          3,786          5,956
                                --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............            ---            ---
                                --------       --------
 Capital share
   transactions** .......           (356)         1,781
                                --------       --------
      Total increase
       (decrease) .......          3,430          7,737
Net Assets
 Beginning of period  ...         99,489        119,524
                                --------       --------
 End of period  .........       $102,919       $127,261
                                ========       ========
   Undistributed net investment
    income (loss)  ......         $3,190         $5,506
                                  ======         ======
                 *See "Financial Highlights" on pages 70 - 80. **Shares issued from sale
 of shares  .............      1,393,301      2,580,950
Shares issued from reinvest-
 ment of dividends  .....            ---            ---
Shares redeemed .........     (1,454,053)    (2,206,253)
                               ---------      ---------
Increase (decrease) in
 outstanding capital shares      (60,752)       374,697
                               =========      =========
Value issued from sale
 of shares  .............         $7,617        $12,660
Value issued from reinvest-
 ment of dividends  .....            ---            ---
Value redeemed ..........         (7,973)       (10,879)
                                  ------        -------
Increase (decrease) in
 outstanding capital  ...         $ (356)       $ 1,781
                                  ======        =======


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1997
(Unaudited)
(Dollars In Thousands)                                     Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............       $  4,445       $  4,562        $    25
   Realized net gain
    on investments  .....         48,713         36,631             43
   Unrealized
    appreciation  .......         58,034         84,102            242
                                --------       --------        -------
    Net increase
      in net assets
      resulting from
      operations.........        111,192        125,295            310
                                --------       --------        -------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............         (4,415)        (4,556)           (25)
   From realized gains on
    security transactions        (48,744)       (36,637)           (43)
                                --------       --------        -------
                                 (53,159)       (41,193)           (68)
                                --------       --------        -------
 Capital share
   transactions** .......         68,163         90,411          9,965
                                --------       --------        -------
      Total increase ....        126,196        174,513         10,207
Net Assets
 Beginning of period  ...        513,163        462,391            ---
                                --------       --------        -------
 End of period  .........       $639,359       $636,904        $10,207
                                ========       ========        =======
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............      8,757,287      8,155,958      1,872,760
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      7,024,201      3,443,827         11,856
Shares redeemed .........     (6,800,077)    (3,966,432)      (116,416)
                               ---------      ---------      ---------
Increase in outstanding
 capital shares .........      8,981,411      7,633,353      1,768,200
                               =========      =========      =========
Value issued from sale
 of shares  .............        $68,063        $96,368        $10,542
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........         53,159         41,193             68
Value redeemed ..........        (53,059)       (47,150)          (645)
        .................        -------        -------         ------
Increase in
 outstanding capital  ...        $68,163        $90,411         $9,965
                                 =======        =======         ======

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1997
(Unaudited)
(Dollars In Thousands)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............       $    798       $    390        $ 1,665
   Realized net gain
    on investments  .....         10,548         30,677          3,626
   Unrealized
    appreciation  .......          3,439          2,772          3,878
                                --------       --------        -------
    Net increase
      in net assets
      resulting from
      operations.........         14,785         33,839          9,169
                                --------       --------        -------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............           (759)          (396)        (1,665)
   From realized gains on
    security transactions         (9,339)       (30,671)        (3,626)
                                --------       --------        -------
                                 (10,098)       (31,067)        (5,291)
                                --------       --------        -------
 Capital share
   transactions** .......         30,095         48,058         21,454
                                --------       --------        -------
      Total increase ....         34,782         50,830         25,332
Net Assets
 Beginning of period  ...         79,849         97,408         42,427
                                --------       --------        -------
 End of period  .........       $114,631       $148,238        $67,759
                                ========       ========        =======
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............      4,424,820      3,274,112      3,058,976
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,581,672      3,728,844        781,696
Shares redeemed .........     (1,361,494)    (1,359,852)      (676,618)
                               ---------      ---------      ---------
Increase in outstanding
 capital shares .........      4,644,998      5,643,104      3,164,054
                               =========      =========      =========
Value issued from sale
 of shares  .............        $29,101        $29,240        $20,762
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........         10,098         31,067          5,291
Value redeemed ..........         (9,104)       (12,249)        (4,599)
        .................        -------        -------        -------
Increase in
 outstanding capital  ...        $30,095        $48,058        $21,454
                                 =======        =======        =======


                           See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1997
(Unaudited)
(Dollars In Thousands)
                          Asset Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............         $  321        $ 1,952         $  238
   Realized net gain
    on investments  .....            826            ---             16
   Unrealized
    appreciation  .......             31            ---             17
                                  ------        -------         ------
    Net increase
      in net assets
      resulting from
      operations.........          1,178          1,952            271
                                  ------        -------         ------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............           (321)        (1,952)          (238)
   From realized gains on
    security transactions           (779)           ---            (16)
                                  ------        -------         ------
                                  (1,100)        (1,952)          (254)
                                  ------        -------         ------
 Capital share
   transactions** .......          1,258          6,042            520
                                  ------        -------         ------
      Total increase  ...          1,336          6,042            537
Net Assets
 Beginning of period  ...          8,474         37,258          3,715
                                  ------        -------         ------
 End of period  .........         $9,810        $43,300         $4,252
                                  ======        =======         ======
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 70 - 80.
**Shares issued from sale
 of shares  .............        282,151    208,969,939        161,256
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........        211,668      1,952,260         48,888
Shares redeemed .........       (256,770)  (204,879,652)      (110,075)
                               ---------   ------------       --------
Increase in outstanding
 capital shares .........        237,049      6,042,547        100,069
                               =========   ============       ========
Value issued from sale
 of shares  .............         $1,517       $208,970           $857
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........          1,100          1,952            254
Value redeemed ..........         (1,359)      (204,880)          (591)
        .................        -------       --------           ----
Increase in
 outstanding capital  ...         $1,258       $  6,042           $520
                                 =======       ========           ====


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1997
(Unaudited)
(Dollars In Thousands)
                                    Bond    High Income
                               Portfolio      Portfolio
                             -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............        $ 5,928       $  9,390
   Realized net gain
    on investments  .....            431          1,777
   Unrealized
    appreciation  .......          2,382          2,903
                                --------       --------
    Net increase
      in net assets
      resulting from
      operations.........          8,741         14,070
                                --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............         (5,928)        (9,390)
   From realized gains on
    security transactions            ---         (1,539)
                                --------       --------
                                  (5,928)       (10,929)
                                --------       --------
 Capital share
   transactions** .......          4,309         18,977
                                --------       --------
      Total increase ....          7,122         22,118
Net Assets
 Beginning of period  ...         92,367         97,406
                                --------       --------
 End of period  .........        $99,489       $119,524
                                ========       ========
   Undistributed net
    investment income  ..           $---           $---
                                    ====           ====
                 *See "Financial Highlights" on pages 70 - 80. **Shares issued from sale
 of shares  .............      2,087,123      4,093,165
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,104,169      2,305,606
Shares redeemed .........     (2,421,031)    (2,474,500)
                               ---------      ---------
Increase in outstanding
 capital shares .........        770,261      3,924,271
                               =========      =========
Value issued from sale
 of shares  .............        $11,323        $20,075
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........          5,928         10,929
Value redeemed ..........        (12,942)       (12,027)
        .................        -------        -------
Increase in
 outstanding capital  ...        $ 4,309        $18,977
                                 =======        =======


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/98     1997     1996     1995    1994   1993
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $7.5679  $6.7967 $6.8260  $5.8986 $6.1962  $6.1505
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0221   0.0574  0.0990   0.0903  0.1211   0.0537
 Net realized and
   unrealized gain
   on investments ..   1.2500   1.4003  0.7478   2.1842  0.0268   0.8087
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   1.2721   1.4577  0.8468   2.2745  0.1479   0.8624
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0570)(0.0990) (0.0903)(0.1211) (0.0537)
 From capital
   gains ...........  (0.0000) (0.6295)(0.7771) (1.2568)(0.3244) (0.7569)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.0061)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.6865)(0.8761) (1.3471)(0.4455) (0.8167)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.8400  $7.5679 $6.7967  $6.8260 $5.8986  $6.1962
                      =======  ======= =======  ======= =======  =======
Total return .......  16.81%   21.45%  12.40%   38.57%   2.39%   14.02%
Net assets, end of
 period (in
 millions)  ........   $742     $639    $513     $419    $277     $221
Ratio of expenses
 to average net
 assets ............   0.71%*   0.72%   0.73%    0.75%   0.77%    0.78%
Ratio of net investment
 income to average
 net assets  .......   0.54%*   0.75%   1.44%    1.35%   2.07%    1.01%
Portfolio turnover
 rate  .............  38.52%  162.41% 243.00%  245.80% 277.36%  297.81%
Average commission
 rate paid  ........  $0.0598 $0.0592$0.0572

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/98     1997     1996     1995    1994   1993
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $11.9615 $10.1373$ 8.6756  $6.7689 $6.9180  $5.9530
                     -------- ----------------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0617   0.0916  0.0856   0.0839  0.0703   0.0651
 Net realized and
   unrealized gain (loss)
   on investments ..   1.8686   2.5598  1.6280   2.0525 (0.1491)  0.9650
                     -------- ----------------  ------- -------  -------
Total from investment
 operations  .......   1.9303   2.6514  1.7136   2.1364 (0.0788)  1.0301
                     -------- ----------------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0915)(0.0856) (0.0839)(0.0703) (0.0651)
 From capital
   gains............  (0.0000) (0.7357)(0.1663) (0.1457)(0.0000) (0.0000)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0001)(0.0000) (0.0000)
                     -------- ----------------  ------- -------  -------
Total distributions.  (0.0000) (0.8272)(0.2519) (0.2297)(0.0703) (0.0651)
                     -------- ----------------  ------- -------  -------
Net asset value,
 end of period  .... $13.8918 $11.9615$10.1373  $8.6756 $6.7689  $6.9180
                     ======== ================  ======= =======  =======
Total return........  16.14%   26.16%  19.75%   31.56%  -1.14%   17.30%
Net assets, end of
 period (in
 millions)  ........   $748     $637    $462     $331    $219     $155
Ratio of expenses
 to average net
 assets ............   0.72%*   0.72%   0.73%    0.77%   0.77%    0.79%
Ratio of net investment
 income to average
 net assets  .......   0.94%*   0.80%   0.97%    1.13%   1.16%    1.36%
Portfolio turnover
 rate  .............  17.68%   36.61%  22.95%   15.00%  23.32%   18.38%
Average commission
 rate paid  ........  $0.0615 $0.0602$0.0586

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                          six          For the
                       months           period
                        ended            ended
                      6/30/98         12/31/97*
                   ----------         ----------
Net asset value,
 beginning of
 period  ...........  $5.7726          $5.0000
                      -------          -------
Income from investment operations:
 Net investment
   income (loss) ...  (0.0027)          0.0146
 Net realized and
   unrealized gain
   on investments ..   1.6833           0.7971
                      -------          -------
Total from investment
 operations  .......   1.6806           0.8117
                      -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000)         (0.0146)
 From capital
   gains............  (0.0000)         (0.0245)
                      -------          -------
Total distributions   (0.0000)         (0.0391)
                      -------          -------
Net asset value,
 end of period  ....  $7.4532          $5.7726
                      =======          =======
Total return........  29.11%           16.24%
Net assets, end of
 period (in
 millions)  ........    $18              $10
Ratio of expenses
 to average net
 assets ............   0.84%**          0.94%
Ratio of net investment
 income to average
 net assets  .......  -0.10%**          0.64%
Portfolio turnover
 rate  .............  35.31%           15.63%
Average commission
 rate paid  ........  $0.0406        $0.0361

  *The Science and Technology Portfolio's inception date is March 13, 1997;
   however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through December 31, 1997. Ratios have been annualized.
 **Annualized.
                          See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six  For the fiscal year ended        For the
                      months         December 31,               period
                       ended  -------------------------          ended
                     6/30/98    1997     1996    1995          12/31/94*
                  ----------   ------  ------- --------        ----------
Net asset value,
 beginning of
 period  ...........  $6.3842  $5.9990 $5.2790  $4.9926          $5.0000
                      -------  ------- -------  -------          -------
Income from investment operations:
 Net investment
   income ..........   0.0427   0.0485  0.0644   0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...   2.2731   0.9534  0.7329   0.2790          (0.0074)
                      -------  ------- -------  -------          -------
Total from investment
 operations  .......   2.3158   1.0019  0.7973   0.3636           0.0133
                      -------  ------- -------  -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0463)(0.0644) (0.0772)         (0.0207)
 From capital
   gains ...........  (0.0000) (0.5704)(0.0129) (0.0000)         (0.0000)
                      -------  ------- -------  -------          -------
Total distributions.  (0.0000) (0.6167)(0.0773) (0.0772)         (0.0207)
                      -------  ------- -------  -------          -------
Net asset value,
 end of period  ....  $8.7000  $6.3842 $5.9990  $5.2790          $4.9926
                      =======  ======= =======  =======          =======
Total return........  36.27%   16.70%  15.11%    7.28%            0.26%
Net assets, end of
 period (in
 millions)  ........   $162     $115     $80      $50              $26
Ratio of expenses
 to average net
 assets ............   0.95%**  0.98%   1.00%    1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......   1.15%**  0.79%   1.42%    1.99%            1.36%
Portfolio turnover
 rate  .............  34.70%  117.37%  75.01%   34.93%           23.23%
Average commission
 rate paid  ........  $0.0221 $0.0093$0.0217
 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six  For the fiscal year ended        For the
                      months         December 31,               period
                        ended--------------------------          ended
                     6/30/98     1997     1996     1995        12/31/94*
                     -------  ------- -------- --------        ----------
Net asset value,
 beginning of
 period  ...........  $8.3316  $8.0176 $7.6932  $5.9918          $5.0000
                      -------  ------- -------  -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.0240   0.0279  0.0170   0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..   1.2839   2.5004  0.6367   1.8470           1.0086
                      -------  ------- -------  -------          -------
Total from investment
 operations  .......   1.3079   2.5283  0.6537   1.9370           1.0462
                      -------  ------- -------  -------          -------
Less distributions:
 From net
   investment income  (0.0000) (0.0282)(0.0170) (0.0900)         (0.0376)
 From capital
   gains............  (0.0000) (2.1861)(0.3123) (0.1456)         (0.0168)
                      -------  ------- -------  -------          -------
Total distributions   (0.0000) (2.2143)(0.3293) (0.2356)         (0.0544)
                      -------  ------- -------  -------          -------
Net asset value,
 end of period  ....  $9.6395  $8.3316 $8.0176  $7.6932          $5.9918
                      =======  ======= =======  =======          =======
Total return........  15.70%   31.53%   8.50%   32.32%           20.92%
Net assets, end of
 period (in
 millions)  ........   $179     $148     $97      $56              $16
Ratio of expenses
 to average net
 assets ............   0.89%**  0.90%   0.91%    0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......   0.54%**  0.32%   0.25%    1.77%            2.35%
Portfolio turnover
 rate  .............  76.92%  211.46% 133.77%   43.27%           21.61%
Average commission
 rate paid  ........  $0.0545 $0.0521$0.0448

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six  For the fiscal year ended        For the
                      months         December 31,               period
                       ended----------------------------         ended
                     6/30/98     1997     1996     1995        12/31/94*
                    -------- -------- -------- --------        ----------
Net asset value,
 beginning of
 period  ...........  $6.7686  $6.1967 $5.9000  $4.9359          $5.0000
                      -------  ------- -------  -------          -------
Income from investment operations:
 Net investment
   income ..........   0.0932   0.1805  0.1594   0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..   0.4874   0.9650  0.5003   1.0611          (0.0641)
                      -------  ------- -------  -------          -------
Total from investment
 operations  .......   0.5806   1.1455  0.6597   1.1944          (0.0181)
                      -------  ------- -------  -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.1805)(0.1594) (0.1333)         (0.0460)
 From capital
   gains............  (0.0000) (0.3931)(0.2036) (0.0970)         (0.0000)
                      -------  ------- -------  -------          -------
Total distributions   (0.0000) (0.5736)(0.3630) (0.2303)         (0.0460)
                      -------  ------- -------  -------          -------
Net asset value,
 end of period  ....  $7.3492  $6.7686 $6.1967  $5.9000          $4.9359
                      =======  ======= =======  =======          =======
Total return........   8.58%   18.49%  11.19%   24.19%           -0.37%
Net assets, end of period
 (in millions)  ....    $83      $68     $42      $24               $9
Ratio of expenses
 to average net
 assets ............   0.66%**  0.67%   0.70%    0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......   2.80%**  3.06%   3.18%    3.22%            3.14%
Portfolio turnover
 rate  .............  27.67%   55.66%  44.23%   62.87%           19.74%
Average commission
 rate paid  ........  $0.0583 $0.0546$0.0579

 *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the   For the fiscal
                         six     year ended             For the
                      months    December 31,             period
                       ended  ----------------            ended
                     6/30/98     1997     1996         12/31/95*
                     -------  ------- --------         ---------
Net asset value,
 beginning of
 period  ...........  $5.1969  $5.1343 $5.0137          $5.0000
                      -------  ------- -------          -------
Income from investment operations:
 Net investment
   income ..........   0.0843   0.1915  0.1814           0.0717
 Net realized and
   unrealized gain
   on investments ..   0.5432   0.5277  0.1206           0.0193
                      -------  ------- -------          -------
Total from investment
 operations  .......   0.6275   0.7192  0.3020           0.0910
                      -------  ------- -------          -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1919)(0.1814)         (0.0713)
 From capital
   gains............  (0.0000) (0.4647)(0.0000)         (0.0060)
                      -------  ------- -------          -------
Total distributions   (0.0000) (0.6566)(0.1814)         (0.0773)
                      -------  ------- -------          -------
Net asset value,
 end of period  ....  $5.8244  $5.1969 $5.1343          $5.0137
                      =======  ======= =======          =======
Total return........  12.07%   14.01%   6.05%            1.80%
Net assets, end of
 period (in
 millions)  ........    $12      $10      $8               $4
Ratio of expenses
 to average net
 assets ............   1.03%**  0.93%   0.93%            0.91%
Ratio of net investment
 income to average
 net assets  .......   3.16%**  3.55%   3.92%            4.42%
Portfolio turnover
 rate  ............. 105.13%  222.50%  49.92%          149.17%
Average commission
 rate paid  ........  $0.0446 $0.0400$0.0375

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                      For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/98    1997     1996     1995    1994   1993
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0248   0.0503  0.0486   0.0542  0.0368   0.0260
Less dividends
 declared  .........  (0.0248) (0.0503)(0.0486) (0.0542)(0.0368) (0.0260)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.54%    5.13%   5.01%    5.56%   3.72%    2.63%
Net assets, end of
 period (in
 millions)  ........    $45      $43     $37      $37     $31      $26
Ratio of expenses
 to average net
 assets ............   0.60%*   0.58%   0.61%    0.62%   0.65%    0.65%
Ratio of net investment
 income to average
 net assets  .......   5.05%*   5.04%   4.87%    5.42%   3.72%    2.61%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                         six For the fiscal year ended         For the
                      months         December 31,               period
                       ended --------------------------          ended
                     6/30/98    1997     1996    1995          12/31/94*
                     -------  -------  -------  -------        ----------
Net asset value,
 beginning of
 period  ...........  $5.1882  $5.1639 $5.2521  $4.8611          $5.0000
                      -------  ------- -------  -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.2003   0.3086  0.2842   0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.0434)  0.0451 (0.0870)  0.4122          (0.1375)
                      -------  ------- -------  -------          -------
Total from investment
 operations  .......   0.1569   0.3537  0.1972   0.6963           0.0132
                      -------  ------- -------  -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.3086)(0.2842) (0.2841)         (0.1507)
 From capital
   gains ...........  (0.0000) (0.0208)(0.0012) (0.0212)         (0.0014)
                      -------  ------- -------  -------          -------
Total distributions   (0.0000) (0.3294)(0.2854) (0.3053)         (0.1521)
                      -------  ------- -------  -------          -------
Net asset value,
 end of period  ....  $5.3451  $5.1882 $5.1639  $5.2521          $4.8611
                      =======  ======= =======  =======          =======
Total return........   3.02%    6.85%   3.79%   14.29%            0.26%
Net assets, end of
 period (in
 millions)  ........     $3       $4      $4       $3               $2
Ratio of expenses
 to average net
 assets ............   0.80%**  0.73%   0.76%    0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......   5.72%**  5.93%   5.92%    6.22%            5.89%
Portfolio turnover
 rate  .............  24.13%   35.62%  15.81%   18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                       For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/98    1997     1996     1995    1994   1993
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.3686  $5.2004 $5.3592  $4.7393 $5.4045  $5.2626
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1727   0.3400  0.3407   0.3556  0.3507   0.3334
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0306   0.1682 (0.1588)  0.6202 (0.6652)  0.3046
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2033   0.5082  0.1819   0.9758 (0.3145)  0.6380
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.3400)(0.3407) (0.3559)(0.3507) (0.3334)
 From capital
   gains ...........  (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.1627)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3400)(0.3407) (0.3559)(0.3507) (0.4961)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.5719  $5.3686 $5.2004  $5.3592 $4.7393  $5.4045
                      =======  ======= =======  ======= =======  =======
Total return .......   3.79%    9.77%   3.43%   20.56%  -5.90%   12.37%
Net assets, end of
 period (in
 millions)  ........   $103      $99     $92      $89     $74      $82
Ratio of expenses
 to average net
 assets ............   0.59%*   0.58%   0.59%    0.60%   0.62%    0.62%
Ratio of net investment
 income to average
 net assets  .......   6.30%*   6.35%   6.39%    6.73%   6.73%    6.01%
Portfolio turnover
 rate  .............  21.50%   36.81%  64.02%   71.17% 135.82%   68.75%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                       For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/98    1997     1996     1995    1994   1993
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.7402  $4.5750 $4.4448  $4.1118 $4.6373  $4.2886
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.2151   0.4098  0.4216   0.4165  0.4106   0.3899
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0178   0.2324  0.1302   0.3330 (0.5255)  0.3487
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2329   0.6422  0.5518   0.7495 (0.1149)  0.7386
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.4098)(0.4216) (0.4165)(0.4106) (0.3899)
 From capital
   gains............  (0.0000) (0.0672)(0.0000) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.4770)(0.4216) (0.4165)(0.4106) (0.3899)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.9731  $4.7402 $4.5750  $4.4448 $4.1118  $4.6373
                      =======  ======= =======  ======= =======  =======
Total return .......   4.91%   14.04%  12.46%   18.19%  -2.55%   17.90%
Net assets, end of
 period (in
 millions)  ........   $127     $120     $97      $87     $73      $71
Ratio of expenses
 to average net
 assets ............   0.70%*   0.70%   0.71%    0.72%   0.74%    0.75%
Ratio of net investment
 income to average
 net assets  .......   8.76%*   8.79%   9.10%    9.25%   9.03%    8.66%
Portfolio turnover
 rate  .............  48.99%   65.28%  58.91%   41.78%  37.86%   54.22%

*Annualized.

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Growth Portfolio, the Income Portfolio, the Science and Technology Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $138,846. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.
E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; Science and Technology Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and
(ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $2.2 billion of combined net assets at June 30, 1998) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $37,503, which are included in other
expenses.     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended June 30, 1998 are summarized as follows:

                                                           Science and
                                    Growth        Income    Technology
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $263,285,717  $107,900,742    $8,652,082
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    316,202,960   609,864,141   197,478,000
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         252,233,988   276,019,069     4,435,327
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    332,374,349   430,339,943   197,337,000

                             International  Small Cap   Balanced
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $49,766,201  $125,369,242   $24,375,390
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                     94,338,750   198,410,498    61,784,920
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          43,411,765   104,042,072    17,623,325
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---       362,032
Proceeds from maturities
 and sales of short-term
 securities                     92,931,354   214,229,809    58,608,689

                                            Limited-
                            Asset Strategy  Term Bond       Bond
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $ 7,527,539    $  821,398   $16,690,639
Purchases of U.S. Government
   securities                    4,151,051       155,145     9,277,776
Purchases of short-term
 securities                     12,325,877     2,043,835    28,371,635
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           6,942,798     1,207,435    16,031,535
Proceeds from maturities
 and sales of U.S.
 Government securities           2,128,788       317,393     4,683,874
Proceeds from maturities
 and sales of short-term
 securities                     13,872,696     2,307,000    31,647,393

                                      High
                                    Income
                                 Portfolio
                               -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $60,172,734
Purchases of U.S. Government
 securities                            ---
Purchases of short-term
 securities                     43,664,513
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          50,502,569
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---
Proceeds from maturities
 and sales of short-term
 securities                     47,155,655

     For Federal income tax purposes, cost of investments owned at June 30, 1998, and the related unrealized appreciation (depreciation) were as follows:

                                                          Aggregate
                        Cost     AppreciationDepreciationAppreciation
                     ------------------------------------------------
Growth Portfolio     $565,378,517$184,783,334  $(698,938)$184,084,396
Income Portfolio      528,722,656 226,692,807 (3,277,785) 223,415,022
Science and Technology 13,776,052   4,570,199   (159,720)   4,410,479
  Portfolio
International Portfolio113,609,994 53,184,753 (3,359,815)  49,824,938
Small Cap Portfolio   172,037,667  18,654,302(12,019,773)   6,634,529
Balanced Portfolio     71,590,131  12,263,801 (1,018,112)  11,245,689
Asset Strategy Portfolio11,073,688    941,613   (212,881)     728,732
Money Market Portfolio 44,122,675         ---        ---          ---
Limited-Term Bond Portfolio3,319,959   40,742     (1,668)      39,074
Bond Portfolio         97,064,348   3,996,827   (118,344)   3,878,483
High Income Portfolio 119,878,456   6,178,973 (1,031,719)   5,147,254

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Science and Technology, Balanced, and Limited-Term Bond Portfolios realized capital gain net income of $48,833,675, $36,637,583, $42,856, $3,625,975 and $16,019, respectively, during the year ended December 31, 1997. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $25,739,086 for the year ended December 31, 1997, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). For Federal income tax purposes, International Portfolio realized capital gain net income of $9,721,076 during the year ended December 31, 1997, which included utilization of capital loss carryovers of $1,248,303. For Federal income tax purposes, Asset Strategy Portfolio realized capital gain net income of $778,557 during the year ended December 31, 1997, which included utilization of capital loss carryovers of $46,572. For Federal income tax purposes, High Income Portfolio realized capital gain net income of $1,538,783 for the year ended December 31, 1997, which included utilization of capital loss carryovers of $237,516. For Federal income tax purposes, Bond Portfolio realized capital gains of $430,660 during the year ended December 31, 1997, which were entirely offset by capital loss carryovers. In addition, prior year capital loss carryovers of Bond Portfolio aggregated $2,189,071 as of December 31, 1997, and are available to offset future realized capital gain net income as follows: $2,172,375 through December 31, 2002, and $16,696 through December 31, 2004. The capital gain net income of Growth, Income, Science and Technology, International, Small Cap, Balanced, Asset Strategy, Limited-Term Bond and High Income Portfolios was paid to shareholders during the year ended December 31, 1997.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1997 through December 31, 1997, Small Cap Portfolio incurred net capital losses of $352,811, which have been deferred to the fiscal year ending December 31, 1998. In addition, during the year ended December 31, 1997, the Portfolio recognized post-October losses of $5,285,152 that had been deferred from the year ended December 31, 1996.

NOTE 5 -- Subsequent Event

     On August 21, 1998, a meeting of shareholders was held at which the name of the Fund was changed to Target/United Funds, Inc. effective August 31, 1998.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald K. Richey, Birmingham, Alabama
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS

Robert L. Hechler, President
Michael L. Avery, Vice President
Daniel P. Becker, Vice President
James C. Cusser, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Sharon K. Pappas, Vice President and Secretary
Cynthia P. Prince-Fox, Vice President
Louise D. Rieke, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Russell E. Thompson, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President




This report is submitted for the general information of the shareholders of TMK/United Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the TMK/United Funds, Inc. current prospectus.

Advantage I.  A flexible premium variable life insurance policy.

Advantage II.  A deferred variable annuity policy.

Advantage Plus.  A flexible premium variable life insurance policy.

All three offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

GROWTH Portfolio
Objective:    Capital growth with income as a secondary goal.

Invested In:  Mainly common stocks of large, well-known companies representing major sectors of the economy.

INCOME Portfolio
Objective:    Maintain current income, subject to market conditions, with capital growth
            as a secondary goal.

Invested In: Primarily common stocks or securities convertible into common stocks.

SCIENCE AND TECHNOLOGY Portfolio
Objective:    Long-term capital growth.

Invested in:  Common stocks of companies whose products, processes or services are expected to benefit from scientific or technological discoveries or developments.

INTERNATIONAL Portfolio
Objective:    Long-term appreciation of capital with a secondary goal of current income.

Invested in:  Securities issued by companies or governments of any nation.

SMALL CAP Portfolio
Objective:    Capital growth.

Invested in:  Common stocks of relatively new or unseasoned companies, or smaller companies positioned in new and emerging industries.

BALANCED Portfolio
Objective:    Current income with a secondary goal of long-term appreciation of capital.

Invested in:  A variety of securities including debt securities, common stocks and preferred stocks.

ASSET STRATEGY Portfolio
Objective:    High total return over the long term.

Invested In: An allocation of its assets among stocks, bonds, and short-term instruments.

MONEY MARKET Portfolio
Objective:    Maximum income consistent with stability of principal.

Invested In:  Short-term securities including bank CD's, government securities, investment grade commercial paper and other corporate debt securities.

LlMITED-TERM BOND Portfolio
Objective:    High level of current income consistent with the preservation of capital.
Invested in:  Debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; the portfolio will maintain a dollar weighted average maturity of two to five years.

BOND Portfolio
Objective:    Income with an emphasis on preservation of capital.

Invested In:  High-quality bonds issued by companies in a variety of industries;
           government securities.

HIGH INCOME Portfolio
Objective:    High level of income with a secondary objective of capital appreciation when consistent with its primary objective.

Invested In: Corporate bonds offering higher rates of return than investment-grade bonds.

FOR MORE INFORMATION:
Contact your representative, or your local office as listed on your Account Statement, or contact:
  United Investors Life
  Variable Products Division
  P.O. Box 156
  Birmingham, AL  35201-0156
  (205)325-4300


NUR1016SA(6-98)

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